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THE INCOME FUND OF AMERICA

[cover photograph: close-up of child's hand in adult's hand]

Semi-annual report for the six months ended January 31, 2003



THE INCOME FUND OF AMERICA(R)

The Income Fund of America is one of the 29 American Funds, the nation's third-largest mutual fund family. For more than seven decades, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

The Income Fund of America seeks current income while secondarily striving for capital growth through investments in stocks and fixed-income securities.

Fund results in this report were calculated for Class A shares at net asset value (without a sales charge) unless otherwise indicated. Here are the average annual compound returns on a $1,000 investment with all distributions reinvested for periods ended December 31, 2002 (the most recent calendar quarter):




CLASS A SHARES                            1 YEAR       5 YEARS     10 YEARS
reflecting 5.75% maximum sales charge      -9.90%       +2.83%       +8.79%

The fund's 30-day yield for Class A shares as of February 28, 2003, calculated in accordance with the Securities and Exchange Commission formula, was 4.43%. The fund's distribution rate for Class A shares as of that date was 5.16%. Both reflect the 5.75% maximum sales charge. The SEC yield reflects income the fund expects to earn based on its current portfolio of securities, while the distribution rate is based solely on the fund's past dividends. Accordingly, the fund's SEC yield and distribution rate may differ.

Results for other share classes can be found on page 52. Please see the inside back cover for important information about other share classes. For the most current investment results, please refer to americanfunds.com.

FIGURES SHOWN ARE PAST RESULTS AND ARE NOT PREDICTIVE OF FUTURE RESULTS. SHARE PRICE AND RETURN MAY VARY, SO YOU MAY LOSE MONEY. INVESTING FOR SHORT PERIODS MAKES LOSSES MORE LIKELY. INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY. HIGH-YIELD BONDS ARE SUBJECT TO GREATER FLUCTUATIONS IN VALUE AND RISK OF LOSS OF INCOME AND PRINCIPAL. INVESTING OUTSIDE THE UNITED STATES INVOLVES ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, POLITICAL INSTABILITY, DIFFERING SECURITIES REGULATIONS AND PERIODS OF ILLIQUIDITY, WHICH ARE DETAILED IN THE FUND'S PROSPECTUS.



FELLOW SHAREHOLDERS:

[photograph: close-up of child's hand in adult's hand]

The Income Fund of America managed to deliver a positive total return during the first half of its fiscal year, thanks to its well-above-average income. In a period that saw stock markets fall sharply worldwide, the fund gained 0.8%. The unmanaged Standard & Poor's 500 Composite Index declined 5.3% for the six months, while the 140 income funds tracked by Lipper gained an average of 0.6% on a reinvested basis.

Shareholders who reinvested the two quarterly dividends totaling 37.5 cents a share received an income return of 2.6% for the half-year ended January 31; that offset a modest 1.8% drop in net asset value, including reinvestment of the capital gain distribution of 2.1 cents a share.

The Income Fund of America has provided considerable downside protection throughout this prolonged bear market: For the 12 months ended January 31, the fund declined just 5.3% in the face of a 23.0% drop in the S&P 500. Extending the time frame, from the March 2000 peak of the S&P 500 to its most recent low in October of 2002, the fund returned a positive 0.7% versus a 47.4% decline in the index.

That resilience, characteristic of the fund, has translated into attractive long-term returns. As the table on page 5 shows, The Income Fund of America's 12.4% annualized return over its 29-year lifetime surpassed the 11.6% return of the S&P 500 over that period and compares favorably to other relevant benchmarks as well.

RESPONDING TO A LOW-INCOME ENVIRONMENT

Looking ahead, the annualized dividend rate on the fund is now a bit under 5%, based on the regular quarterly dividend of 17.5 cents. The dividend was lowered in December, from 20 cents a share, in response to the sharp decline in yields on a wide range of bonds, and average stock yields of just under 2%.

We continue to approach the highest yielding portion of The Income Fund of America's investment universe with caution. In cases where a stock's dividend appears out of line with the company's near-term earnings and cash flow prospects, we are often seeing the dividend reduced or even eliminated. That can lead to a fall in the share price, putting not only the investor's income at risk, but the underlying principal value as well. Bonds at particularly high yields, meanwhile, are subject to risks ranging from further bond rating downgrades, which could trigger a downward spiral in their market price, to outright default on income or principal repayments.

Given the continued uncertain environment, a meaningful portion of The Income Fund of America's portfolio remains in high-quality bonds that offer lower yields but greater security and ample liquidity. We believe the current dividend rate enables us to strike a prudent balance in the pursuit of income with potential for capital appreciation over the longer term.

STOCK MARKET JITTERS

Economic uncertainty, compounded by the threat of war with Iraq, kept investors on edge for most of the reporting period. Despite some stirrings of a U.S. recovery -- the economy grew at a robust 4% annualized rate in the third quarter of 2002 -- business investment failed to reignite and the profit outlook remained anemic. Stock prices fell sharply in September, with major equity indexes posting five-year lows in early October. A brief rally followed but quickly evaporated as investor skittishness in the new year dampened prices across a broad range of sectors. The S&P 500 declined 2.6% in January alone, taking even many dividend-paying stocks sharply lower.

[Begin Sidebar]
The Income Fund of America has provided considerable downside protection throughout this prolonged bear market.
[End Sidebar]

Bonds continued to provide some shelter from the turbulence. The Federal Reserve Board reduced short-term rates by half a percentage point in November, to 1.25%, its lowest rate in four decades. U.S. Treasuries continued to attract investors, and corporate bonds did particularly well. The unmanaged Lehman Brothers Aggregate Bond Index, a broad measure of the U.S. bond market, returned 5.1% for the six months. Lower rated bonds, which had fallen earlier in the year, rebounded strongly; the unmanaged Credit Suisse First Boston High Yield Index returned 8.9%.

A DEFENSIVE STANCE

Stock prices in recent months have been unusually volatile even among such traditionally "yield-heavy" sectors as electric utilities and real estate. This makes for challenging conditions in which to invest defensively. A number of the fund's stock holdings fell in price during the six months, but broad diversification and strong individual security selection helped support returns in this difficult environment.

Among sizable holdings in banks, our third-largest equity industry concentration, Wachovia (+1.9%), Societe Generale (+5.3%), Bank of America (+6.6%) and Bank of Nova Scotia (+8.5%) contributed positively.(1) Diversified telecommunications services also did well, as the sector rallied in the final months of the reporting period. We had been increasing our exposure to this area over the past year as declining stock prices made valuations increasingly attractive. Notable gainers included Verizon/Bell Atlantic (+18.1%), Canada's BCE (+22.1%) and Swisscom (+7.1%). Deutsche Telekom's stock returned 12.5%; the fund also holds a number of the company's bonds, which increased in price as well.

(1)Returns to the fund reflect monthly changes in size of holdings and dividends received, as well as price changes from the beginning to the end of the reporting period.

Electric utilities generally fared poorly, although the majority of the fund's holdings held up better than their sector as a whole. We have had concerns for some time about overcapacity in this industry and weak balance sheets among a number of companies and have been investing very selectively. The fund's three largest utility holdings -- Ameren (-6.3%), Consolidated Edison (-4.5%) and National Grid Transco (-4.1%) -- declined; DTE Energy (+5.9%), our fourth-largest position, managed to buck the trend.

BONDS BUOY RETURNS

Fixed-income securities have continued to help the fund meet its income objective as well as buffer the portfolio from the worst of the stock market declines. As we mentioned earlier, corporate bonds staged a turnaround during the period, particularly those on the lower end of the credit spectrum. These high-yield issues, which had suffered steep setbacks in June and July of 2002, helped boost the fund's six-month returns. Convertible securities -- hybrid stock/bond investments -- also offered generous yields while generally providing some protection from declining stock prices.

With yields on cash and equivalents hovering at 40-year lows, we substantially increased our exposure to bonds to 34.1% of net assets from 27.6% at the start of the fiscal year. Most of these new investments have relatively short maturities, which should help protect principal if interest rates rise in the coming year in response to either a stronger economic recovery or concerns about the rising U.S. government deficit. (Bond prices and interest rates move inversely to one another.)

NAVIGATING A MURKY PATH

Looking forward, geopolitical concerns have injected a good deal of uncertainty into the investment landscape. The rockiness could linger for some time, but there is reason for optimism. The U.S. economy appears to be gradually recovering despite lower consumer confidence, and spending has held up, particularly in the housing area. More importantly, well-managed companies are taking steps to put their balance sheets in order after the excesses of the past decade. Many are using free cash flow to retire debt, which could brighten credit markets and ultimately enable capital investment to pick up.

The stock downturn that began nearly three years ago has proved to be the steepest, most prolonged bear market in some 60 years. We are gratified that The Income Fund of America has helped cushion shareholders from the worst of these difficulties and we will continue to make every effort to protect your assets in the months and years to come. As always, we appreciate the confidence you have placed in us and look forward to helping you meet your long-term financial goals.

Cordially,

/s/ Janet A. McKinley
Janet A. McKinley
Chairman of the Board

/s/ Darcy B. Kopcho
Darcy B. Kopcho
President

March 12, 2003

THE INCOME FUND OF AMERICA AT A GLANCE

Results at a glance                                                                          For periods ended January 31, 2003

                                                                   Total returns               Average annual compound returns
                                                               6 months      1 year            5 years    10 years     Lifetime(1)

The Income Fund of America                                      +0.8%         -5.3%            +3.9%        +9.1%       +12.4%
Standard & Poor's 500 Composite Index                           -5.3         -23.0             -1.3         +9.0        +11.6
Lehman Brothers Aggregate Bond Index(2)                         +5.1          +9.5             +7.3         +7.3         +9.0
Credit Suisse First Boston High Yield Index                     +8.9          +4.9             +1.6         +6.5         --
Lipper income funds average(3)                                  +0.6          -4.1             +2.5         +7.5        +11.6
Consumer Price Index (inflation)(4)                             +0.9          +2.6             +2.4         +2.5         +4.8

(1) Since December 1, 1973, when Capital Research and Management Company became the fund's investment adviser.
(2) From December 1, 1973, through December 31, 1975, the Lehman Brothers
    Government/Credit Bond Index was used because the Aggregate index did not yet exist.
(3) Source: Lipper. Figures do not reflect the effects of sales charges.
(4) Computed from data supplied by the U.S Department of Labor, Bureau of Labor Statistics.

The market indexes are unmanaged and do not reflect sales charges, commissions or expenses.

The Income Fund of America's dividend rate versus benchmarks
[begin line chart]

YEAR-END                IFA             LIPPER INCOME FUND AVERAGE          S&P 500
1/31/1998               4.27            4.24                                1.58
7/31/1998               4.49            4.14                                1.43
1/31/1999               4.79            3.78                                1.29
7/31/1999               5.03            3.98                                1.24
1/31/2000               5.40            4.34                                1.19
7/31/2000               5.64            4.43                                1.15
1/31/2001               4.78            4.36                                1.20
7/31/2001               4.87            4.21                                1.30
1/31/2002               5.01            3.73                                1.40
7/31/2002               5.52            3.60                                1.75
1/31/2003               5.45            3.29                                1.88

All numbers calculated by Lipper. The 12-month dividend rate is calculated by taking the total of the trailing 12 months' dividends and dividing the month-end net asset value adjusted for capital gains.
[end line chart]


THE PORTFOLIO AT A GLANCE

January 31, 2003 (unaudited)

[begin pie chart]
                                                              Percent
                                                              of net
Investment portfolio                                          assets

U.S. equity-type securities                                    42.5 %
Non-U.S. equity-type securities                                12.8
Other fixed-income securities                                  25.2
U. S. Treasury & agency obligations                             8.9
Cash & equivalents                                             10.6
[end pie chart]

                                                              Percent
                                                              of net
Five largest industries in equity-type holdings               assets

Electric utilities                                            3.9 %
Oil & gas                                                     3.8
Banks                                                         3.7
Diversified telecommunication services                        3.7
Real estate                                                   3.3



                                                              Percent
                                                              of net
Ten largest equity-type holdings                              assets

Dow Chemical                                                  1.2 %
Weyerhaeuser                                                  1.1
General Motors                                                1.0
J.P. Morgan Chase                                             1.0
Ford Motor                                                    0.9
Bristol-Myers Squibb                                          0.9
Royal Dutch Petroleum/
"Shell" Transport and Trading                                 0.9
Sara Lee                                                      0.8
Wachovia                                                      0.8
Ameren                                                        0.8



July 31, 2002

[begin pie chart]
                                                              Percent
                                                              of net
Investment portfolio                                          assets

U.S. equity-type securities                                   44.1%
Non-U.S. equity-type securities                               13.7
Other fixed-income securities                                 22.7
U.S. Treasury & agency obligations                             4.9
Cash & equivalents                                            14.6
[end pie chart]

                                                              Percent
                                                              of net
Five largest industries in equity-type holdings               assets

Banks                                                          4.3%
Electric utilities                                             4.3
Real estate                                                    4.2
Oil & gas                                                      4.1
Diversified telecommunication services                         3.5



                                                               Percent
                                                               of net
Ten largest equity-type holdings                               assets

Ford Motor                                                     1.6%
Weyerhaeuser                                                   1.3
J.P. Morgan Chase                                              1.1
R.J. Reynolds Tobacco Holdings                                 1.1
PACCAR                                                         1.0
Royal Dutch Petroleum/
"Shell" Transport and Trading                                  1.0
Philip Morris                                                  1.0
May Department Stores                                           .9
Wachovia                                                        .9
General Motors                                                  .9



INVESTMENT PORTFOLIO
January 31, 2003 (unaudited)

                                                                                                              Market     Percent
                                                                                  Shares or principal          value      of net
Equity securities                                                                              amount           (000)     assets

ELECTRIC UTILITIES  -  3.87%
Ameren Corp.                                                                                4,660,300      $ 183,290        .77%
Consolidated Edison, Inc.                                                                   4,075,000        162,674         .68
National Grid Transco PLC  (formerly National Grid Group PLC)                              22,544,649        147,186         .62
DTE Energy Co.                                                                              2,965,000        124,293         .52
Scottish Power PLC                                                                         12,513,600         69,093         .29
American Electric Power Co., Inc.                                                           2,836,300         66,993         .28
E.ON AG                                                                                       980,000         44,060         .18
Dominion Resources, Inc. 9.50% PIES convertible preferred 2004                                451,000         24,259
Dominion Resources, Inc.                                                                      286,000         15,498         .17
Progress Energy, Inc.                                                                         911,924         36,851         .15
FPL Group, Inc.                                                                               405,000         23,648         .10
TXU Corp., Series C, 8.75% convertible preferred 2004, units                              $14,625,000         16,848         .07
OGE Energy Corp.                                                                              510,100          8,718         .04
                                                                                                             923,411        3.87

OIL & GAS  -  3.82%
Royal Dutch Petroleum Co. (New York registered)                                             3,295,000        138,028
"Shell" Transport and Trading Co., PLC                                                     10,276,600         62,361
"Shell" Transport and Trading Co., PLC (ADR)                                                  163,900          6,051         .86
Marathon Oil Corp.                                                                          7,775,000        162,497         .68
Unocal Corp.                                                                                3,200,000         89,120
Unocal Capital Trust 6.25%  convertible preferred 2026                                        700,000         34,348         .52
ChevronTexaco Corp.                                                                         1,829,042        117,790         .49
ConocoPhillips (formed by the merger of Conoco Inc. and Phillips Petroleum Co.)             2,300,000        110,837         .46
Occidental Petroleum Corp.                                                                  2,700,000         78,867         .33
Exxon Mobil Corp.                                                                           1,520,000         51,908         .22
ENI SpA                                                                                     1,850,000         27,918         .12
Kerr-McGee Corp.                                                                              400,000         16,708         .07
Husky Energy Inc.                                                                           1,500,000         16,207         .07
                                                                                                             912,640        3.82

BANKS  -  3.70%
Wachovia Corp.                                                                              5,275,100        189,745         .80
Societe Generale                                                                            2,571,600        150,107         .63
Bank of America Corp.                                                                       1,285,000         90,014         .38
Svenska Handelsbanken Group, Class A                                                        7,035,000         88,615         .37
Commonwealth Bank of Australia                                                              5,446,730         82,728         .35
Bank of Nova Scotia                                                                         2,400,000         79,921         .33
Westpac Banking Corp.                                                                       3,858,661         32,007         .13
Lloyds TSB Group PLC                                                                        4,425,000         27,579         .12
Wells Fargo & Co.                                                                             540,000         25,580         .11
HBOS PLC                                                                                    2,420,000         21,928         .09
ABN AMRO Holding NV                                                                         1,316,821         20,488         .09
BANK ONE CORP.                                                                                550,000         20,080         .08
National City Corp.                                                                           700,000         19,460         .08
NB Capital Corp. 8.35% exchangeable preferred depositary shares                               520,000         14,170         .06
Comerica Inc.                                                                                 250,000         10,125         .04
Bank of New York Co., Inc.                                                                    400,000         10,120         .04
                                                                                                             882,667        3.70

DIVERSIFIED TELECOMMUNICATION SERVICES  -  3.67%
SBC Communications Inc.                                                                     5,785,000        141,385         .59
Verizon Communications Inc.                                                                 2,900,000        111,012
Bell Atlantic Financial Services, Inc. 4.25% convertible debentures 2005 (1)              $25,000,000         26,375         .58
BCE Inc.                                                                                    5,357,590        101,733         .43
Swisscom AG                                                                                   301,722         92,627         .39
AT&T Corp.                                                                                  4,600,000         89,608         .38
ALLTEL Corp. 7.75% 2005, units                                                            $91,500,000         87,657         .37
Telefonos de Mexico, SA de CV, Class L (ADR)                                                2,600,000         77,844         .33
Deutsche Telekom AG                                                                         5,000,000         62,610         .26
CenturyTel, Inc. 6.875% ACES 2005, units                                                  $35,000,000         36,442         .15
Sprint Corp. - FON Group                                                                    3,000,000         36,420         .15
Qwest Trends Trust 5.75% convertible preferred 2003  (1)                                      500,000          5,500         .02
NTL Inc. (2)                                                                                  125,303          1,750         .01
Netia Holdings SA, Class H (2) (3)                                                          2,459,748          1,658         .01
NTL Europe, Inc. (2)                                                                        1,080,316            179
NTL Europe, Inc., Series A, 10.00% preferred 2023 (2)                                             100              0         .00
Allegiance Telecom, Inc., warrants, expire 2008  (1)  (2) (3)                                  20,000             15         .00
GT Group Telecom Inc., warrants, expire 2010  (1)  (2) (3)                                     15,000              0         .00
XO Communications, Inc. 14.00% preferred 2009 (2)  (4)                                             12              0         .00
                                                                                                             872,815        3.67

REAL ESTATE  -  3.31%
Equity Residential                                                                          4,270,000        104,359
Equity Residential, Series G, 7.25% convertible preferred                                     600,000         14,682         .50
Health Care Property Investors, Inc.                                                        2,492,900         91,838         .38
Plum Creek Timber Co., Inc.                                                                 3,658,100         79,820         .34
Weingarten Realty Investors                                                                 2,107,500         76,713         .32
Hang Lung Properties Ltd.                                                                  70,000,000         65,965         .28
Boston Properties, Inc.                                                                     1,695,000         60,850         .26
Equity Office Properties Trust                                                              2,475,000         59,251         .25
Unibail Holding                                                                               475,000         32,110         .14
CenterPoint Properties Corp.                                                                  580,000         32,045         .13
ProLogis, Series D, 7.92% preferred                                                         1,060,000         26,786         .11
AMB Property Corp.                                                                            895,000         24,747         .10
Kimco Realty Corp.                                                                            570,000         17,898         .08
Archstone-Smith Trust                                                                         777,000         17,249         .07
Hysan Development Co. Ltd.                                                                 21,001,854         15,618         .07
Duke Realty Corp., Series B, 7.99% preferred cumulative step-up premium rate                  300,000         15,244         .06
Sun Hung Kai Properties Ltd.                                                                2,000,000         11,513         .05
Public Storage, Inc., Series V, 7.50%, cumulative preferred depositary shares                 400,000         10,344         .04
Simon Property Group, Inc., Series G, 7.89% preferred cumulative
step-up premium rate                                                                          200,000         10,231         .04
Hang Lung Group Ltd.                                                                       10,000,000          8,462         .04
New Plan Realty Trust, Series D, 7.80% preferred cumulative step-up premium rate              112,500          5,660         .02
FelCor Lodging Trust Inc.                                                                     450,000          4,702         .02
Nationwide Health Properties, Inc., Series A, 7.677% preferred
cumulative step-up premium rate                                                                50,000          3,386         .01
                                                                                                             789,473        3.31

FOOD PRODUCTS  -  2.77%
Sara Lee Corp.                                                                              9,980,000        199,001         .83
H.J. Heinz Co.                                                                              4,850,000        156,703         .66
General Mills, Inc.                                                                         3,115,000        139,957         .58
Kellogg Co.                                                                                 2,550,000         85,170         .36
ConAgra Foods, Inc.                                                                         1,850,000         45,381         .19
Unilever NV (New York registered)                                                             600,000         34,026         .14
Unilever PLC                                                                                  250,000          2,175         .01
                                                                                                             662,413        2.77

PHARMACEUTICALS  -  2.51%
Bristol-Myers Squibb Co.                                                                    9,090,000        214,433         .90
Schering-Plough Corp.                                                                       6,150,000        111,376         .47
Eli Lilly and Co.                                                                           1,600,000         96,384         .40
Merck & Co., Inc.                                                                           1,320,000         73,115         .30
Sepracor Inc. 5.75% convertible notes 2006 (1)                                            $23,570,000         17,353
Sepracor Inc. 7.00% convertible subordinated debentures 2005 (1)                          $13,500,000         11,610
Sepracor Inc. 5.00% convertible subordinated debentures 2007                              $16,000,000         10,940
Sepracor Inc. 7.00% convertible subordinated debentures 2005                               $9,000,000          7,740
Sepracor Inc.  (2)                                                                            310,329          3,497
Sepracor Inc. 5.75% convertible notes 2006                                                 $1,430,000          1,053         .22
Wyeth                                                                                         725,000         28,297         .12
Pfizer Inc                                                                                    560,000         17,002         .07
Pharmacia Corp.                                                                               161,200          6,733         .03
                                                                                                             599,533        2.51

PAPER & FOREST PRODUCTS  -  2.26%
Weyerhaeuser Co.                                                                            5,492,900        263,934        1.11
International Paper Co.                                                                     3,039,640        108,515
International Paper Co., Capital Trust 5.25% convertible preferred 2025                       400,000         19,175         .53
UPM-Kymmene Corp.                                                                           2,050,000         57,521         .24
Stora Enso Oyj, Class R                                                                     3,864,275         36,405         .15
MeadWestvaco Corp.                                                                          1,400,000         33,670         .14
Holmen AB, Class B                                                                            942,900         20,525         .09
                                                                                                             539,745        2.26

CHEMICALS  -  2.06%
Dow Chemical Co.                                                                            9,750,000        283,335        1.19
DSM NV                                                                                      3,072,005        132,839         .55
E.I. du Pont de Nemours and Co.                                                             2,000,000         75,740         .32
                                                                                                             491,914        2.06

DIVERSIFIED FINANCIALS  -  2.02%
J.P. Morgan Chase & Co.                                                                     9,678,600        225,899         .95
ING Groep NV                                                                                5,403,000         81,918         .34
Allied Capital Corp.                                                                        3,192,000         70,192         .29
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual
capital securities  (1)                                                                     1,125,000         29,953
Swire Pacific Offshore Financing Ltd. 9.33% cumulative guaranteed
perpetual preferred capital securities (1)                                                    195,000          5,119         .15
Capital One Financial Corp. 6.25% Upper DECS 2005                                         $47,000,000         28,153         .12
Providian Financial Corp. 3.25% convertible debentures 2005                               $25,000,000         18,719         .08
Wharf (Holdings) Ltd.                                                                       5,000,000         10,097         .04
Wilshire Financial Services Group Inc. (2)(5)                                               2,150,517          7,419         .03
Australian Stock Exchange Ltd.                                                                702,183          4,828         .02
                                                                                                             482,297        2.02

AUTOMOBILES  -  1.99%
General Motors Corp.                                                                        6,485,000        235,600
General Motors Corp., Series B, 5.25% convertible debentures 2032                         $12,200,000         11,590        1.04
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust
preferred 2032                                                                           $268,455,000        222,818         .93
Volkswagen AG, nonvoting preferred                                                            131,901          4,005         .02
                                                                                                             474,013        1.99

MACHINERY  -  1.93%
PACCAR Inc                                                                                  3,956,400        171,391         .72
Caterpillar Inc.                                                                            3,320,000        146,014         .61
Deere & Co.                                                                                 1,590,000         67,098         .28
Cummins Inc.                                                                                1,600,000         39,520
Cummins Capital Trust I 7.00% convertible preferred 2031                                      244,000         10,401
Cummins Capital Trust I 7.00% QUIPS convertible preferred 2031  (1)                           178,000          7,587         .24
Metso Oyj                                                                                   1,779,998         18,049         .08
                                                                                                             460,060        1.93

ELECTRONIC EQUIPMENT & INSTRUMENTS  -  1.85%
Solectron Corp. 0% LYON convertible notes 2020                                           $243,600,000        128,195
Solectron Corp. 7.25% convertible preferred 2004, units                                   $54,500,000         26,029
Solectron Corp. 0% LYON convertible notes 2020                                            $32,195,000         19,840         .73
Sanmina Corp. 0% convertible subordinated debentures 2020                                $161,000,000         69,029
SCI Systems, Inc. 3.00% convertible subordinated debentures 2007                          $33,500,000         25,586         .40
Celestica Inc. 0% convertible debentures 2020                                            $181,000,000         85,296         .36
Agilent Technologies, Inc. 3.00% convertible debentures 2021 (1) (6)                      $30,185,000         29,053
Agilent Technologies, Inc. 3.00% convertible debentures 2021 (6)                          $20,112,000         19,358         .20
Micron Technology, Inc. 2.50% convertible notes 2010 (1)                                  $29,000,000         29,000         .12
Thermo Electron Corp. 4.00% convertible subordinated debentures 2005                      $10,000,000          9,950         .04
DDi Corp. 5.25% convertible subordinated notes 2008                                       $10,000,000          1,000         .00
                                                                                                             442,336        1.85

TOBACCO  -  1.85%
Altria Group, Inc. (formerly Philip Morris Companies Inc.)                                  4,385,000        166,060         .70
R.J. Reynolds Tobacco Holdings, Inc.                                                        3,411,600        144,515         .61
Gallaher Group PLC                                                                          7,911,186         72,856         .30
Imperial Tobacco Group PLC                                                                  2,765,839         42,255         .18
UST Inc.                                                                                      500,000         15,450         .06
                                                                                                             441,136        1.85


INSURANCE  -  1.29%
SAFECO Corp.                                                                                2,500,000         89,625         .38
Allstate Corp.                                                                              2,460,000         86,567         .36
XL Capital Ltd., Class A                                                                      565,000         42,409         .18
American Financial Group, Inc.                                                              1,329,700         28,495         .12
American International Group, Inc.                                                            492,150         26,635         .11
Lincoln National Corp.                                                                        731,300         23,584         .10
Royal & Sun Alliance Insurance Group PLC                                                    6,080,200          9,649         .04
                                                                                                             306,964        1.29

SEMICONDUCTOR EQUIPMENT & PRODUCTS  -  1.25%
Analog Devices, Inc. 4.75% convertible subordinated notes 2005                           $120,000,000        120,600         .51
ASM Lithography Holding NV 4.25% convertible notes 2004 (1)                               $29,220,000         26,663
ASM Lithography Holding NV 5.75% convertible notes 2006 (1)                               $20,000,000         18,275         .19
RF Micro Devices, Inc. 3.75% convertible subordinated notes 2005                          $30,000,000         26,700         .11
Semtech Corp. 4.50% convertible subordinated notes 2007                                   $26,530,000         24,673         .10
LSI Logic Corp. 4.00% convertible notes 2005                                              $23,400,000         21,353
LSI Logic Corp. 4.00% convertible notes 2006                                               $3,000,000          2,513         .10
TriQuint Semiconductor, Inc. 4.00% convertible subordinated notes 2007                    $23,000,000         18,544         .08
Cypress Semiconductor Corp. 3.75% convertible subordinated notes 2005                     $16,760,000         13,659         .06
Amkor Technology, Inc. 5.75% convertible notes 2006                                       $18,200,000         11,921         .05
Burr-Brown Corp. 4.25% convertible subordinated notes 2007 (1)                             $8,400,000          8,621
Burr-Brown Corp. 4.25% convertible subordinated notes 2007                                 $1,600,000          1,642         .04
ZiLOG, Inc.  (2)                                                                              910,000          2,675
ZiLOG, Inc. - MOD III Inc., units (2) (3)                                                         910            487         .01
                                                                                                             298,326        1.25

FOOD & DRUG RETAILING  -  1.22%
Albertson's, Inc.                                                                           6,559,300        141,025         .59
Koninklijke Ahold NV                                                                        7,002,000         87,228         .36
Woolworths Ltd.                                                                             9,165,278         64,150         .27
                                                                                                             292,403        1.22

GAS UTILITIES  -  1.15%
NiSource Inc.                                                                               6,310,000        112,129
NiSource Inc. 7.75% PIES convertible preferred 2003                                           325,000         11,248         .52
Enbridge Inc.                                                                               4,011,383        111,976         .47
Kinder Morgan Energy Partners, LP                                                           1,062,786         38,207         .16
                                                                                                             273,560        1.15

AEROSPACE & DEFENSE  -  0.96%
Raytheon Co.                                                                                3,058,900         92,042
Raytheon Co. - RC Trust I 8.25% convertible preferred 2006, units                         $69,500,000         75,338         .70
Honeywell International Inc.                                                                1,350,000         32,994         .14
Northrop Grumman Corp. 7.25% convertible preferred 2004, units                            $26,667,000         27,694         .12
                                                                                                             228,068         .96

INDUSTRIAL CONGLOMERATES  -  0.95%
General Electric Co.                                                                        5,910,000        136,757         .57
3M Co.                                                                                        400,000         49,820         .21
Tyco International Group SA, Series B, 3.125% convertible debentures 2023 (1)             $40,000,000         40,250         .17
                                                                                                             226,827         .95

MULTILINE RETAIL  -  0.69%
May Department Stores Co.                                                                   8,043,000        164,882         .69

COMMUNICATIONS EQUIPMENT  -  0.66%
Motorola, Inc. 7.00% convertible preferred 2004, units                                   $119,500,000         73,015         .31
Corning Inc. 0% convertible debentures 2015                                               $64,052,000         40,593         .17
Nortel Networks Corp. 4.25% convertible notes 2008 (1)                                    $40,000,000         27,100         .11
Juniper Networks, Inc. 4.75% convertible subordinated notes 2007                          $20,000,000         16,500         .07
                                                                                                             157,208         .66

MULTI-UTILITIES & UNREGULATED POWER  -  0.57%
MDU Resources Group, Inc.                                                                   2,000,000         53,660         .23
Williams Companies, Inc. 9.00% FELINE PACS convertible preferred 2005, units              $99,000,000         33,343
Williams Companies, Inc.                                                                    4,559,100         14,771         .20
Duke Energy Corp. 8.25% convertible preferred 2004, units                                 $42,275,000         24,435         .10
NRG Energy, Inc. 6.50% convertible preferred 2004, units                                  $25,000,000          6,880         .03
AES Trust VII 6.00% convertible preferred 2008                                                200,000          3,200         .01
                                                                                                             136,289         .57

METALS & MINING  -  0.57%
Phelps Dodge Corp.  (2)                                                                       875,000         30,231
Phelps Dodge Corp., Series A, 6.75% mandatory convertible
preferred shares (MEDS) 2005                                                                  200,000         18,180         .20
Inco Ltd. 0% convertible notes LYON 2021                                                  $26,000,000         18,525
Inco Ltd. 5.75% convertible debentures 2004                                               $17,250,000         17,487         .15
Cia. Vale do Rio Doce, ordinary nominative (ADR)                                              658,000         18,194
Cia. Vale do Rio Doce, preferred nominative                                                   651,500         17,058         .15
CONSOL Energy Inc.                                                                            553,800          8,573         .04
Freeport-McMoRan Copper & Gold Inc., Class B  (2)                                             300,000          5,631         .02
Massey Energy Co.                                                                             250,300          2,027         .01
                                                                                                             135,906         .57

SPECIALTY RETAIL  -  0.46%
Gap, Inc. 5.75% convertible notes 2009 (1)                                                $28,000,000         34,335
Gap, Inc. 5.75% convertible notes 2009                                                    $12,000,000         14,715         .21
Kingfisher PLC                                                                             15,153,291         47,970         .20
Toys "R" Us, Inc. 6.25% 2005, units                                                       $20,000,000         12,352         .05
                                                                                                             109,372         .46

CONTAINERS & PACKAGING  -  0.38%
Temple-Inland Inc.                                                                            770,000         33,279
Temple-Inland Inc. 7.50% Upper DECS 2005                                                  $34,500,000         30,567         .27
Amcor Ltd.  (1)                                                                             4,000,000         19,415
Amcor Ltd.                                                                                  1,750,000          8,494         .11
                                                                                                              91,755         .38

ELECTRICAL EQUIPMENT  -  0.38%
Hubbell Inc., Class B                                                                       2,893,100         91,277         .38

WIRELESS TELECOMMUNICATION SERVICES  -  0.37%
American Tower Corp. 5.00% convertible debentures 2010                                    $38,100,000         25,908
American Tower Corp. 2.25% convertible notes 2009                                         $20,500,000         16,093
American Tower Corp. 6.25% convertible notes 2009                                         $19,850,000         15,210         .24
Nextel Communications, Inc., Class A  (1)  (2)                                              1,445,920         18,248
Nextel Communications, Inc., Series E, 11.125% exchangeable preferred,
redeemable 2010  (2)  (4)                                                                       3,346          3,145         .09
Dobson Communications Corp. 13.00% senior exchangeable preferred 2009  (2)  (4)                10,881          6,529
Dobson Communications Corp. 12.25% senior exchangeable preferred 2008  (2)  (4)                 4,555          2,687         .04
                                                                                                              87,820         .37

BEVERAGES  -  0.32%
Southcorp Ltd.                                                                             29,712,357         76,288         .32

INTERNET & CATALOG RETAIL  -  0.29%
Amazon.com, Inc. 4.75% convertible subordinated debentures 2009                           $85,375,000         69,260         .29

MEDIA  -  0.28%
AT&T Corp. Liberty Media Group 3.50% convertible debentures 2031 (1)                      $55,000,000         35,475         .15
Interpublic Group of Companies, Inc.                                                        1,400,000         18,018
Interpublic Group of Companies, Inc. 1.87% convertible subordinated notes 2006(1)         $17,000,000         13,175         .13
United Pan-Europe Communications NV, Class A, convertible preferred (1) (2)(3)                  1,180            504
United Pan-Europe Communications NV, warrants, expire 2007  (2) (3)                           572,960              0         .00
                                                                                                              67,172         .28

OTHER INDUSTRIES  -  1.02%
Gillette Co.                                                                                1,600,000         47,840         .20
Pitney Bowes Inc.                                                                           1,200,000         39,048         .16
Kimberly-Clark Corp.                                                                          554,000         25,661         .11
Electronic Data Systems Corp. 7.625% FELINE PRIDES 2004                                   $57,545,000         22,788         .10
British Airways PLC  (2)                                                                   10,788,956         20,271         .09
Federal Signal Corp.                                                                        1,200,000         19,476         .08
GATX Corp.                                                                                    900,000         17,163         .07
ImClone Systems Inc. 5.50% convertible notes 2005                                         $20,000,000         13,950         .06
Xerox Corp. 0.57% convertible subordinated debentures 2018                                $20,000,000         12,925         .05
Fluor Corp.                                                                                   350,300         10,418         .04
Union Pacific Capital Trust 6.25% TIDES convertible preferred 2028  (1)                       186,800          9,690         .04
Foster Wheeler Ltd. 6.50% convertible subordinated notes 2007 (1)                         $23,570,000          3,956         .02
Clarent Hospital Corp.  (2) (5)                                                               453,247            793         .00
AMF Bowling Worldwide, Inc. 0% convertible debentures 2018 (1)  (3) (7)                   $26,391,000              3         .00
Protection One, Inc., warrants, expire 2005  (1)  (2) (3)                                      57,600              0         .00
TI Automotive Ltd., Class A  (2) (3)                                                        7,000,000              0         .00
                                                                                                             243,982        1.02
MISCELLANEOUS  -  4.88%
Other equity securities in initial period of acquisition                                                   1,166,687        4.88

Total equity securities (cost: $13,845,385,000)                                                           13,198,499       55.30


                                                                                            Principal
                                                                                               amount
Bonds & notes                                                                                    (000)

DIVERSIFIED TELECOMMUNICATION SERVICES  -  3.42%
Sprint Capital Corp.:
 7.90% 2005                                                                                  $ 14,110         14,039
 7.125% 2006                                                                                   18,180         17,544
 6.00% 2007                                                                                    53,110         48,596
 7.625% 2011                                                                                   34,995         32,545
 8.375% 2012                                                                                   74,000         71,040
 6.90% 2019                                                                                     9,800          7,938
 8.75% 2032                                                                                     3,200          2,944         .82
Voicestream Wireless Corp.:
 10.375% 2009                                                                                  65,122         71,146
 0%/11.875% 2009 (8)                                                                           27,085         24,783
Deutsche Telekom International Finance BV:
 8.25% 2005                                                                                    20,000         21,695
 8.50% 2010                                                                                    39,050         44,171
 9.25% 2032                                                                                    10,000         12,357         .73
AT&T Corp.:
 7.00% 2006                                                                                    45,000         47,858
 7.80% 2011                                                                                    56,750         61,036         .46
Qwest Services Corp.: (1)
 13.00% 2007                                                                                   17,895         18,611
 13.50% 2010                                                                                   35,356         37,301
 14.00% 2014                                                                                    2,700          2,923
U S WEST, Inc. 7.20% 2004                                                                      20,000         19,750
Qwest Corp. 8.875% 2012 (1)                                                                    12,400         12,896
Qwest Capital Funding, Inc. 7.90% 2010                                                         12,000          8,970         .42
France Telecom 9.25% 2011                                                                      32,600         37,457
Orange PLC 8.75% 2006                                                                          11,180         12,099         .21
Koninklijke KPN NV 8.00% 2010                                                                  37,950         44,071         .18
Verizon Global Funding Corp.:
 6.75% 2005                                                                                    14,500         15,999
 6.125% 2007                                                                                   10,000         10,886
Verizon New York Inc., Series A, 6.875% 2012                                                    6,500          7,286         .14
TELUS Corp. 8.00% 2011                                                                         31,650         31,175         .13
British Telecommunications PLC:
 7.875% 2005                                                                                    5,000          5,623
 8.375% 2010                                                                                   15,000         17,935         .10
PCCW-HKT Capital Ltd. 7.75% 2011 (1)                                                           19,000         20,530         .09
Comcast UK Cable Partners Ltd. 11.20% 2007                                                     13,375          9,697         .04
Singapore Telecommunications Ltd.:
 6.375% 2011                                                                                    2,500          2,689
 7.375% 2031  (1)                                                                               6,000          6,713         .04
Telewest Communications PLC:  (7)
 9.875% 2010                                                                                    9,325          1,818
 0%/11.375% 2010 (8)                                                                           35,250          5,464
TeleWest PLC: (7)
 9.625% 2006                                                                                      450             88
 11.00% 2007                                                                                    5,325          1,038         .03
CenturyTel, Inc., Series H, 8.375% 2010                                                         4,000          4,756         .02
COLT Telecom Group PLC 12.00% 2006                                                              5,000          3,525         .01
GT Group Telecom Inc. 0%/13.25% 2010, units (7)(8)                                             15,000             75         .00
                                                                                                             817,067        3.42

WIRELESS TELECOMMUNICATION SERVICES  -  3.08%
Nextel Communications, Inc.:
 9.75% 2007                                                                                    47,175         46,467
 10.65% 2007                                                                                    2,875          2,889
 0%/9.95% 2008 (8)                                                                            139,925        137,826
 12.00% 2008                                                                                    4,000          4,140         .80
AT&T Wireless Services, Inc.:
 6.875% 2005                                                                                    7,000          7,319
 7.35% 2006                                                                                     8,000          8,407
 7.50% 2007                                                                                    37,550         39,470
 7.875% 2011                                                                                    8,305          8,611
 8.125% 2012                                                                                   42,130         43,901
 8.75% 2031                                                                                     5,000          5,179
TeleCorp PCS, Inc. :
 0%/11.625% 2009 (8)                                                                           33,544         32,286
 10.625% 2010                                                                                   2,300          2,576
Tritel PCS, Inc.:
 0%/12.75% 2009 (8)                                                                             4,280          4,109
 10.375% 2011                                                                                   5,125          5,714         .66
Nextel Partners, Inc.:
 12.50% 2009                                                                                   31,750         30,004
 0%/14.00% 2009 (8)                                                                            45,869         37,383
 11.00% 2010                                                                                   41,075         37,173         .44
Crown Castle International Corp.:
 10.625% 2007                                                                                  11,125          9,762
 0%/10.375% 2011 (8)                                                                           41,700         29,190
 0%/11.25% 2011 (8)                                                                            45,000         31,500         .30
American Tower Corp.:
 0% 2008, units (1)                                                                             3,000          1,777
 9.375% 2009                                                                                   51,225         41,236         .18
Dobson Communications Corp. 10.875% 2010                                                       20,500         18,757
Dobson/Sygnet Communications Co. 12.25% 2008                                                   15,250         13,039
American Cellular Corp. 9.50% 2009                                                             54,075         10,815         .18
Cricket Communications, Inc.: (6)(7)
 6.188% 2007                                                                                   31,820          7,318
 6.375% 2007                                                                                   84,125         19,348
 6.625% 2007                                                                                    4,335            997         .11
Triton PCS, Inc.:
 0%/11.00% 2008 (8)                                                                            25,380         22,207
 9.375% 2011                                                                                    5,000          4,250         .11
Vodafone Group PLC 7.75% 2010                                                                  21,750         25,513         .11
SpectraSite Holdings, Inc., Series B:  (7)(8)
 0%/12.00% 2008                                                                                38,250         14,152
 0%/11.25% 2009                                                                                 4,275          1,475         .07
Centennial Cellular Corp. 10.75% 2008                                                          19,010         11,786         .05
Verizon Wireless Capital LLC and Cellco Partnership 5.375% 2006                                 9,000          9,463         .04
CFW Communications Co. 13.00% 2010 (7)                                                         10,200          3,060         .01
Alamosa (Delaware), Inc.:
 12.50% 2011                                                                                    7,000          2,205
 13.625% 2011                                                                                   1,750            604         .01
Microcell Telecommunications Inc., Series B, 14.00% 2006 (7)                                   28,132          2,110         .01
AirGate PCS, Inc. 0%/13.50% 2009 (8)                                                           20,350          1,730
iPCS, Inc. 0%/14.00% 2010 (8)                                                                  12,590            315         .00
PageMart Wireless, Inc.:  (3) (7)
 15.00% 2005                                                                                   19,410              2
 0%/11.25% 2008 (8)                                                                            33,500              3         .00
                                                                                                             736,068        3.08

MEDIA  -  1.99%
Time Warner Inc.:
 7.75% 2005                                                                                     9,500         10,268
 8.18% 2007                                                                                    20,000         22,295
AOL Time Warner Inc.:
 5.625% 2005                                                                                    5,000          5,139
 6.875% 2012                                                                                    2,750          2,869
 7.625% 2031                                                                                    6,500          6,758
Time Warner Companies, Inc.:
 9.125% 2013                                                                                    5,000          5,882
 7.25% 2017                                                                                     8,000          8,264
CBS Corp. 7.15% 2005                                                                           26,500         29,111         .26
Viacom Inc.:
 6.40% 2006                                                                                     3,000          3,268
 5.625% 2007                                                                                    5,000          5,408
 7.70% 2010                                                                                    10,000         11,784
 6.625% 2011                                                                                    5,000          5,601         .23
Comcast Cable Communications, Inc.:
 8.375% 2007                                                                                    6,750          7,575
 6.20% 2008                                                                                    14,000         14,459
 6.875% 2009                                                                                    3,000          3,193
TCI Communications, Inc. 8.00% 2005                                                            15,000         16,152
Lenfest Communications, Inc. 7.625% 2008                                                        2,000          2,091         .18
Charter Communications Holdings, LLC:
 8.25% 2007                                                                                    11,150          5,463
 10.00% 2009                                                                                    7,500          3,675
 10.75% 2009                                                                                   10,000          4,850
 0%/11.75% 2010 (8)                                                                               300            112
 0%/11.75% 2011 (8)                                                                            25,232          8,453
 0%/13.50% 2011 (8)                                                                            24,450          7,946
 Charter Communications Holdings Capital Corp. 0%/12.125% 2012 (8)                              9,050          2,760         .14
Liberty Media Corp.:
 7.75% 2009                                                                                     7,950          8,597
 7.875% 2009                                                                                   21,600         23,499
 8.25% 2030                                                                                       700            730         .14
Clear Channel Communications, Inc.:
 7.25% 2003                                                                                    12,400         12,666
 6.00% 2006                                                                                     5,000          5,298
 4.625% 2008                                                                                   10,375         10,483
 5.75% 2013                                                                                       500            504
Chancellor Media Corp. of Los Angeles, Series B, 8.75% 2007                                     3,000          3,150         .13
Adelphia Communications Corp.: (7)
 10.25% 2006                                                                                   22,025          9,691
 10.25% 2011                                                                                   15,225          6,775
Century Communications Corp.: (7)
 0% 2003                                                                                        9,000          2,430
 8.75% 2007                                                                                    13,200          3,894         .10
British Sky Broadcasting Group PLC 8.20% 2009                                                  16,250         17,576         .07
PanAmSat Corp. 6.125% 2005                                                                     17,000         16,957         .07
Univision Communications Inc. 7.85% 2011                                                       14,700         16,579         .07
CSC Holdings, Inc.:
 7.25% 2008                                                                                     8,000          7,560
 8.125% 2009                                                                                    8,000          7,800         .06
Hearst-Argyle Television, Inc. 7.00% 2018                                                      12,425         13,067         .05
EchoStar DBS Corp. 9.125% 2009                                                                 11,375         12,057         .05
Young Broadcasting Inc.:
 Series B, 8.75% 2007                                                                           2,209          2,176
 10.00% 2011                                                                                    8,640          8,705         .05
News America Holdings Inc. 7.75% 2045                                                          10,347         10,806         .04
Rogers Communications Inc. 8.875% 2007                                                         10,000          9,850         .04
Hollinger Participation Trust 12.125% 2010 (1)  (4)  (6)                                        4,067          4,006
CanWest Media Inc., Series B, 10.625% 2011                                                      3,000          3,277         .03
TransWestern Publishing Co. LLC, Series F, 9.625% 2007                                          6,250          6,578         .03
Sun Media Corp. 9.50% 2007                                                                      6,071          6,298         .03
LBI Media, Inc. 10.125% 2012 (1)                                                                5,500          5,775         .02
Gannett Co., Inc. 4.95% 2005                                                                    5,000          5,277         .02
Emmis Communications Corp. 0%/12.50% 2011 (8)                                                   6,379          5,263         .02
Cox Radio, Inc. 6.625% 2006                                                                     4,300          4,517         .02
Regal Cinemas Corp., Series B, 9.375% 2012                                                      4,250          4,494         .02
Cinemark USA, Inc., Series D, 9.625% 2008                                                       4,000          4,020         .02
Antenna TV SA 9.00% 2007                                                                        5,250          3,885         .02
Gray Communications Systems, Inc. 9.25% 2011                                                    3,500          3,762         .02
Radio One, Inc., Series B, 8.875% 2011                                                          3,250          3,486         .01
Cumulus Media Inc. 10.375% 2008                                                                 3,000          3,225         .01
RBS Participacoes SA 11.00% 2007 (1)                                                            4,250          2,008         .01
RH Donnelley Inc.: (1)
 8.875% 2010                                                                                      500            532
 10.875% 2012                                                                                   1,000          1,105         .01
Carmike Cinemas, Inc., Series B, 10.375% 2009                                                   1,550          1,449         .01
A.H. Belo Corp. 7.75% 2027                                                                      1,250          1,355         .01
                                                                                                             474,538        1.99

BANKS & THRIFTS  -  1.96%
SB Treasury Co. LLC, Series A, 9.40%/10.925% noncumulative
preferred (undated) (1)  (8)                                                                  114,750        116,916
Sumitomo Mitsui Banking Corp. 8.00% 2012                                                       10,000         11,450         .54
SocGen Real Estate Co. LLC, Series A, 7.64% (undated) (1)  (6)                                 60,000         66,045
Societe Generale 7.85% (undated)  (1)  (6)                                                      2,400          2,675         .29
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred
(undated) (1)  (6)                                                                             43,500         40,371
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative
preferred (undated) (1)  (6)                                                                   10,000          8,857         .20
Washington Mutual, Inc.:
 5.625% 2007                                                                                    6,500          6,916
 4.375% 2008                                                                                   27,000         27,467
Dime Capital Trust I, Dime Bancorp, Inc., Series A, 9.33% 2027                                  9,425         11,253         .19
HSBC Capital Funding LP: (1)  (6)
 Series 1, 9.547% noncumulative step-up perpetual preferred (undated)                          10,000         12,297
 Series 2, 10.176% noncumulative step-up perpetual preferred (undated)                         11,500         16,015
Midland Bank 1.688% Eurodollar Note (undated) (6)                                               5,000          3,925
HSBC Holdings PLC 5.25% 2012                                                                    3,000          3,052         .15
Development Bank of Singapore Ltd.: (1)
 7.875% 2010                                                                                    5,000          5,748
 7.125% 2011                                                                                    5,000          5,608
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed
preference shares (undated) (1)(6)                                                              6,500          7,229         .08
BNP Paribas Capital Trust 9.003% noncumulative trust preferred (undated) (1)                    8,000          9,729
BNP U.S. Funding LLC, Series A, 7.738% noncumulative
preferred (undated) (1)  (6)                                                                    4,200          4,761
BNP Paribas 5.125% 2015 (1)                                                                     3,000          3,005         .07
Tokai Preferred Capital Co. LLC, Series A, 9.98%/11.091% noncumulative
preferred (undated) (1)  (6)                                                                   19,000         17,328         .07
Royal Bank of Scotland Group PLC:
 5.00% 2014                                                                                     2,000          1,992
 7.648% (undated) (6)                                                                          12,000         13,832         .07
Skandinaviska Enskilda Banken 7.50% (undated) (1)  (6)                                         10,405         11,386         .05
Bayerische Landesbank 2.50% 2006                                                                9,000          8,979         .04
Standard Chartered Bank 1.563% Eurodollar note (undated) (6)                                   15,000          8,873         .04
Bank of Scotland 7.00% (undated) (1)  (6)                                                       7,500          8,190         .03
Canadian Imperial Bank of Commerce 2.00% Eurodollar note 2085 (6)                              10,000          7,900         .03
Bank of Nova Scotia 2.00% Eurodollar note (undated) (6)                                        10,000          7,324         .03
BCI U.S. Funding Trust I 8.01% noncumulative preferred (undated) (1)  (6)                       5,000          5,479         .02
Credit Suisse First Boston (USA), Inc. 4.625% 2008                                              5,000          5,081         .02
Chevy Chase Bank, FSB 9.25% 2005                                                                4,000          4,035         .02
AB Spintab 7.50% (undated) (1)  (6)                                                             2,500          2,735         .01
Barclays Bank PLC 6.86% callable perpetual core tier one notes (undated) (1)(6)                 1,650          1,679         .01
                                                                                                             468,132        1.96

ELECTRIC UTILITIES  -  0.94%
Southern California Edison Co. 8.95% 2003                                                      40,875         42,510
Edison Mission Energy:
 10.00% 2008                                                                                   11,250          6,244
 7.73% 2009                                                                                    15,720          8,410
 9.875% 2011                                                                                   15,280          8,328
Homer City Funding LLC  8.734% 2026                                                            10,000          8,566
Mission Energy Holding Co. 13.50% 2008                                                         22,355          6,148
Midwest Generation, LLC, Series B, 8.56% 2016 (9)                                               6,000          4,516         .36
Dominion Resources, Inc.:
 Series D, 5.125% 2009                                                                         21,500         21,733
 Series 2002-C, 5.70% 2012                                                                      3,300          3,424
Virginia Electric and Power Co., Series 2002-A, 5.375% 2007                                     8,000          8,488         .14
Israel Electric Corp. Ltd.: (1)
 7.70% 2018                                                                                    22,500         20,839
 8.10% 2096                                                                                    14,405         12,653         .14
Progress Energy, Inc.:
 6.75% 2006                                                                                     5,000          5,390
 6.05% 2007                                                                                     7,500          7,991
 5.85% 2008                                                                                     7,500          7,899
 7.10% 2011                                                                                     2,500          2,767
 7.00% 2031                                                                                     2,500          2,638         .11
Southern Power Co., Series B, 6.25% 2012                                                        9,000          9,556
Alabama Power Co.:
 4.70% 2010                                                                                     1,250          1,256
 Series Q, 5.50% 2017                                                                           5,000          5,255         .07
Oncor Electric Delivery Co.: (1)
 6.375% 2012                                                                                    8,615          8,961
 6.375% 2015                                                                                    5,000          5,091         .06
Constellation Energy Group, Inc. 6.125% 2009                                                   12,000         12,529         .05
Exelon Generation Co., LLC 6.95% 2011                                                           1,300          1,407
Exelon Corp. 6.75% 2011                                                                         1,000          1,096         .01
                                                                                                             223,695         .94

MULTI-UTILITIES & UNREGULATED POWER  -  0.80%
Williams Companies, Inc.:
 9.25% 2004                                                                                    33,745         31,383
 7.125% 2011                                                                                   38,000         29,070
 8.125% 2012 (1)                                                                               22,735         17,961
Transcontinental Gas Pipe Line Corp. 7.00% 2011                                                19,765         18,579
Williams Holdings of Delaware, Inc. 6.25% 2006                                                 12,500         10,062
Texas Gas Transmission Corp. 8.625% 2004                                                        4,500          4,567         .47
AES Corp.:
 10.00% 2005 (1)                                                                                2,500          2,487
 9.50% 2009                                                                                    34,000         23,290
 9.375% 2010                                                                                   10,375          7,107
Cilcorp Inc.:
 8.70% 2009                                                                                     6,500          7,632
 9.375% 2029                                                                                    3,000          3,933         .18
Gemstone Investor Ltd. 7.71% 2004 (1)                                                          24,500         20,500
Southern Natural Gas Co. 8.00% 2032                                                             6,750          6,162
El Paso Corp.:
 7.00% 2011                                                                                     1,355          1,045
 7.875% 2012 (1)                                                                                5,250          4,155
Coastal Corp. 7.50% 2006                                                                        4,250          3,658         .15
                                                                                                             191,591         .80

AUTOMOBILES  -  0.78%
General Motors Acceptance Corp.:
 6.125% 2006                                                                                   31,000         31,735
 6.75% 2006                                                                                     2,000          2,093
 6.125% 2007                                                                                   17,500         17,663
 7.75% 2010                                                                                     9,500          9,870
 6.875% 2011                                                                                   20,500         19,995
 8.00% 2031                                                                                     6,250          6,183         .37
Ford Motor Credit Co.:
 7.50% 2005                                                                                     1,000          1,031
 6.875% 2006                                                                                   10,000         10,088
 6.50% 2007                                                                                    18,000         17,807
 5.80% 2009                                                                                     4,000          3,696
 7.25% 2011                                                                                     7,000          6,677
 7.375% 2011                                                                                   17,750         17,099
Ford Motor Co. 7.45% 2031                                                                       5,000          4,242         .25
DaimlerChrysler North America Holding Corp.:
 4.75% 2008                                                                                     4,000          3,990
 7.20% 2009                                                                                     8,000          8,760
 7.75% 2011                                                                                    15,000         16,877
 7.30% 2012                                                                                     7,000          7,717         .16
                                                                                                             185,523         .78

COMMERCIAL SERVICES & SUPPLIES  -  0.74%
Allied Waste North America, Inc.:
 Series B, 7.375% 2004                                                                          5,000          5,075
 7.875% 2005                                                                                    3,000          2,986
 7.625% 2006                                                                                   16,000         16,040
 8.50% 2008                                                                                     1,500          1,530
 Series B, 8.875% 2008                                                                          1,000          1,025
 10.00% 2009                                                                                   56,825         56,683         .35
Cendant Corp.:
 6.875% 2006                                                                                    6,675          6,959
 6.25% 2008                                                                                    21,125         21,190
 7.375% 2013                                                                                   23,250         23,455         .21
Waste Management, Inc.:
 7.00% 2006                                                                                     7,000          7,473
 6.50% 2008                                                                                     5,000          5,276
WMX Technologies, Inc.:
 6.375% 2003                                                                                    1,005          1,023
 7.10% 2026                                                                                    10,125         10,343
USA Waste Services, Inc. 7.00% 2004                                                             9,060          9,463         .14
KinderCare Learning Centers, Inc., Series B, 9.50% 2009                                         6,500          6,476         .03
Iron Mountain Inc. 8.75% 2009                                                                   1,750          1,824         .01
Safety-Kleen Services, Inc. 9.25% 2008 (3) (7)                                                 20,000            400
Safety-Kleen Corp. 9.25% 2009 (3) (7)                                                          10,000            200         .00
                                                                                                             177,421         .74

HOTELS, RESTAURANTS & LEISURE  -  0.73%
Mirage Resorts, Inc.:
 6.625% 2005                                                                                    3,000          3,105
 7.25% 2006                                                                                     4,960          5,109
 6.75% 2008                                                                                    10,500         10,684
MGM Mirage, Inc. 8.50% 2010                                                                    10,000         10,925         .12
Starwood Hotels & Resorts Worldwide, Inc.: (1)
 7.375% 2007                                                                                   12,350         12,103
 7.875% 2012                                                                                    8,250          8,188
ITT Corp. 6.75% 2003                                                                            5,000          5,070         .11
Horseshoe Gaming Holding Corp., Series B, 8.625% 2009                                          21,500         22,790         .10
Premier Parks Inc. 9.75% 2007                                                                  13,750         13,338
Six Flags, Inc.:
 9.50% 2009                                                                                     1,875          1,805
 8.875% 2010                                                                                    2,500          2,344         .07
International Game Technology 7.875% 2004                                                      16,000         16,960         .07
Royal Caribbean Cruises Ltd.:
 7.00% 2007                                                                                       500            443
 8.75% 2011                                                                                    13,900         12,858         .06
Hyatt Equities, LLC 6.875% 2007 (1)                                                            13,000         13,066         .05
YUM  Brands, Inc. 7.70% 2012                                                                   10,500         11,025         .05
Florida Panthers Holdings, Inc. 9.875% 2009                                                    10,000         10,475         .04
Boyd Gaming Corp. 9.25% 2009                                                                    8,500          9,265         .04
Extended Stay America, Inc. 9.875% 2011                                                         3,100          3,108         .01
KSL Recreation Group, Inc. 10.25% 2007                                                          1,250          1,250         .01
Buffets, Inc. 11.25% 2010                                                                         900            846         .00
                                                                                                             174,757         .73

OIL & GAS  -  0.72%
Premcor Inc.:  (1)
 9.25% 2010                                                                                     5,000          5,025
 9.50% 2013                                                                                    43,650         43,868
Clark Refining & Marketing, Inc. 8.875% 2007                                                    2,890          2,702
Port Arthur Finance Corp. 12.50% 2009 (9)                                                         628            681         .22
Devon Financing Corp., ULC 6.875% 2011                                                         22,250         24,756         .10
Newfield Exploration Co.:
 Series B, 7.45% 2007                                                                           6,000          6,237
 7.625% 2011                                                                                    1,500          1,590
 8.375% 2012                                                                                   11,400         12,120         .08
Western Oil Sands Inc. 8.375% 2012                                                             15,075         15,377         .07
Pogo Producing Co. 10.375% 2009                                                                10,000         10,875         .05
Oryx Energy Co. 8.125% 2005                                                                     8,500          9,567         .04
XTO Energy Inc. 7.50% 2012                                                                      8,850          9,470         .04
OXYMAR 7.50% 2016 (1)                                                                           8,000          7,150         .03
Pemex Project Funding Master Trust, Series A, 7.375% 2014 (1)                                   3,500          3,531
Pemex Project Master Trust, Series A:
 7.875% 2009 (1)                                                                                1,600          1,717
 8.625% 2022                                                                                      500            511         .03
ConocoPhillips 3.625% 2007 (1)                                                                  5,000          4,991         .02
Reliance Industries Ltd., Series B, 10.25% 2097                                                 3,125          3,231         .01
Teekay Shipping Corp. 8.875% 2011                                                               2,625          2,760         .01
Petrozuata Finance, Inc., Series B, 8.22% 2017 (1)  (9)                                         3,870          2,603         .01
PETRONAS Capital Ltd. 7.00% 2012 (1)                                                            2,000          2,175         .01
PDVSA Finance Ltd. 8.75% 2004 (9)                                                                 604            566         .00
                                                                                                             171,503         .72

SPECIALTY RETAIL  -  0.66%
Gap, Inc.:
 9.90% 2005                                                                                    38,100         40,958
 6.90% 2007                                                                                    26,360         26,096
 10.55% 2008                                                                                   62,455         69,169         .57
Staples, Inc. 7.375% 2012 (1)                                                                  10,500         11,622         .05
Toys "R" Us, Inc. 7.625% 2011                                                                   5,000          4,924         .02
Office Depot, Inc. 10.00% 2008                                                                  2,500          2,847         .01
PETCO Animal Supplies, Inc. 10.75% 2011                                                         1,375          1,543         .01
                                                                                                             157,159         .66

HEALTH CARE PROVIDERS & SERVICES  -  0.66%
Columbia/HCA Healthcare Corp.:
 6.87% 2003                                                                                    10,575         10,793
 7.15% 2004                                                                                     5,000          5,163
 6.91% 2005                                                                                    32,585         34,689
 7.00% 2007                                                                                     3,000          3,218
 8.85% 2007                                                                                    12,500         14,083
 8.70% 2010                                                                                     9,500         11,051
HCA - The Healthcare Co. 8.75% 2010                                                             5,500          6,290         .36
Aetna Inc.:
 7.375% 2006                                                                                   28,000         30,492
 7.875% 2011                                                                                   20,625         23,653         .23
Humana Inc. 7.25% 2006                                                                          7,125          7,620         .03
PacifiCare Health Systems, Inc. 10.75% 2009                                                     4,000          4,340         .02
Integrated Health Services, Inc.:   (3) (7)
 10.25% 2006 (6)                                                                               16,900            338
 Series A, 9.50% 2007                                                                          87,095          1,742
 Series A, 9.25% 2008                                                                          68,298          1,366         .01
Tenet Healthcare Corp. 5.00% 2007                                                               2,000          1,910         .01
                                                                                                             156,748         .66

CONSUMER FINANCE  -  0.56%
Capital One Financial Corp.:
 7.25% 2003                                                                                    11,250         11,297
 7.25% 2006                                                                                     3,000          2,890
 8.75% 2007                                                                                     3,500          3,454
 7.125% 2008                                                                                   20,100         18,753
Capital One Capital I 3.257% 2027 (1) (6)                                                      13,500          7,430
Capital One Bank 6.875% 2006                                                                    6,600          6,608         .21
MBNA Corp.:
 6.75% 2008                                                                                    12,500         13,578
 Series B, 2.507% 2027 (6)                                                                     32,000         21,660         .15
Household Finance Corp.:
 5.75% 2007                                                                                     2,000          2,106
 4.625% 2008                                                                                    3,000          3,028
 6.40% 2008                                                                                     2,000          2,166
 6.375% 2011                                                                                   14,000         14,802
 6.375% 2012                                                                                   10,250         10,929
 7.00% 2012                                                                                       550            607         .14
MBNA America Bank, National Association 5.375% 2008                                             9,600          9,847         .04
Providian Financial Corp. 9.525% 2027 (1)                                                      10,000          5,836         .02
                                                                                                             134,991         .56

DIVERSIFIED FINANCIALS  -  0.49%
J.P. Morgan Chase & Co.:
 4.00% 2008                                                                                    35,250         35,067
 Series A, 6.00% 2009                                                                           2,500          2,625
 5.75% 2013                                                                                    10,000         10,253
Chase Manhattan Bank 7.25% 2007                                                                 5,000          5,636         .23
CIT Group Inc.:
 6.50% 2006                                                                                     2,500          2,650
 5.75% 2007                                                                                     5,000          5,188
 6.875% 2009                                                                                   15,000         16,228
 7.75% 2012                                                                                     8,750          9,876         .14
USA Education, Inc. 5.625% 2007                                                                12,895         13,899         .06
Citigroup Inc. 3.50% 2008                                                                      10,500         10,412         .04
State Street Capital Trust II 1.869% 2008 (6)                                                   5,000          5,000         .02
                                                                                                             116,834         .49

INSURANCE  -  0.47%
Prudential Holdings, LLC, Series C, 8.695% 2023 (1)(9)                                         22,250         26,144         .11
Allstate Financial Global Funding LLC 5.25% 2007 (1)                                           16,750         17,733
Allstate Financing II 7.83% 2045                                                                5,000          5,644         .10
Monumental Global Funding Trust II: (1)
 2001-A, 6.05% 2006                                                                             5,000          5,348
 2002-A, Series A, 5.20% 2007                                                                  16,750         17,589         .09
Lincoln National Corp.:
 6.20% 2011                                                                                     5,000          5,329
 7.00% 2018                                                                                     6,000          6,555         .05
ReliaStar Financial Corp. 8.00% 2006                                                            8,000          9,092         .04
AIG SunAmerica Global Financing XVIII 3.85% 2007 (1)                                            8,500          8,638         .04
CNA Financial Corp.:
 6.45% 2008                                                                                     2,500          2,465
 6.60% 2008                                                                                     2,430          2,375
 7.25% 2023                                                                                       750            655         .02
Nationwide Life Insurance Co. 5.35% 2007 (1)                                                    5,000          5,198         .02
                                                                                                             112,765         .47

MULTILINE RETAIL  -  0.46%
J.C. Penney Co., Inc.:
 7.60% 2007                                                                                     8,250          8,456
 7.95% 2017                                                                                    40,275         37,859
 8.25% 2022 (9)                                                                                 6,000          5,588
 8.125% 2027                                                                                    1,050            966
 7.40% 2037                                                                                    10,375         10,660
 7.625% 2097                                                                                    4,500          3,510         .28
Target Corp. 5.375% 2009                                                                       14,000         14,916         .06
Wal-Mart Stores, Inc. 5.875% 2005                                                              12,000         13,143         .06
Sears Roebuck Acceptance Corp. 4.291% 2004 (6)                                                  5,000          4,994         .02
Dillard's, Inc.:
 6.43% 2004                                                                                     1,000          1,005
 6.69% 2007                                                                                       625            606
 7.00% 2028                                                                                     1,000            865
Dillard Department Stores, Inc. 7.15% 2007                                                      1,000            995         .02
ShopKo Stores, Inc. 6.50% 2003                                                                  2,850          2,864         .01
Saks Inc. 7.375% 2019                                                                           2,650          2,200         .01
                                                                                                             108,627         .46

REAL ESTATE  -  0.43%
Rouse Co.:
 8.00% 2009                                                                                     3,000          3,225
 7.20% 2012                                                                                    20,250         20,684         .10
EOP Operating LP:
 7.75% 2007                                                                                     5,000          5,648
 8.10% 2010                                                                                     6,500          7,519
 7.00% 2011                                                                                     5,000          5,498
 6.75% 2012                                                                                     4,750          5,148         .10
ProLogis Trust 7.05% 2006                                                                      12,000         13,075         .06
FelCor Suites LP 7.375% 2004                                                                   10,750         10,844         .05
Federal Realty Investment Trust 6.125% 2007                                                    10,000         10,001         .04
Irvine Co., Class A, 7.46% 2006 (1) (3)                                                         5,000          5,294         .02
Simon Property Group, LP 6.35% 2012 (1)                                                         5,000          5,234         .02
Archstone-Smith Operating Trust 6.50% 2012                                                      4,000          4,267         .02
Kimco Realty Corp. 6.00% 2012                                                                   3,250          3,319         .01
Host Marriott, LP:
 Series G, 9.25% 2007                                                                             500            494
 Series I, 9.50% 2007                                                                           1,500          1,493
HMH Properties, Inc., Series B, 7.875% 2008                                                       500            470         .01
                                                                                                             102,213         .43

METALS & MINING  -  0.38%
Freeport-McMoRan Copper & Gold Inc.:
 7.50% 2006                                                                                    13,500         12,893
 10.125% 2010 (1)                                                                               3,000          3,063
 7.20% 2026                                                                                    23,500         23,353         .16
BHP Finance Ltd. 6.75% 2013                                                                    10,000         11,176         .05
Corporacion Nacional del Cobre de Chile 6.375% 2012 (1)                                        10,500         10,902         .05
Allegheny Technologies, Inc. 8.375% 2011                                                       10,500         10,447         .04
Oregon Steel Mills, Inc. 10.00% 2009                                                            8,650          8,304         .03
Inco Ltd. 7.75% 2012                                                                            4,000          4,430         .02
Earle M. Jorgensen Co. 9.75% 2012                                                               2,000          2,050         .01
AK Steel Holding Corp. 7.75% 2012                                                               1,875          1,800         .01
Luscar Coal Ltd. 9.75% 2011                                                                     1,500          1,643         .01
UCAR Finance Inc. 10.25% 2012                                                                     750            604         .00
Kaiser Aluminum & Chemical Corp. 12.75% 2003 (7)                                                9,500            570         .00
                                                                                                              91,235         .38

FOOD & DRUG RETAILING  -  0.36%
Delhaize America, Inc.:
 7.375% 2006                                                                                   29,985         29,185
 8.125% 2011                                                                                   11,760         11,457
 9.00% 2031                                                                                    23,425         21,849         .26
SUPERVALU INC. 7.50% 2012                                                                      12,750         14,041         .06
The Kroger Co. 6.80% 2011                                                                       5,000          5,472         .02
Pathmark Stores, Inc. 8.75% 2012                                                                3,375          3,139         .02
                                                                                                              85,143         .36

ELECTRONIC EQUIPMENT & INSTRUMENTS  -  0.35%
Sanmina-SCI Corp. 10.375% 2010 (1)                                                             35,500         37,098         .15
Solectron Corp.:
 Series B, 7.375% 2006                                                                          5,450          5,287
 9.625% 2009                                                                                   27,775         28,331         .14
Flextronics International Ltd.:
 8.75% 2007                                                                                     7,500          7,763
 9.875% 2010                                                                                    5,120          5,530         .06
                                                                                                              84,009         .35

INDUSTRIAL CONGLOMERATES  -  0.35%
Tyco International Group SA:
 5.875% 2004                                                                                    2,500          2,500
 6.375% 2005                                                                                    5,750          5,721
 6.125% 2008                                                                                    8,000          7,560
 6.375% 2011                                                                                   22,430         20,972
 6.25% 2013 (6)                                                                                 5,000          5,050         .18
General Electric Capital Corp., Series A:
 5.375% 2007                                                                                    8,000          8,533
 6.00% 2012                                                                                     8,000          8,528
General Electric Co. 5.00% 2013                                                                 5,000          4,998         .09
Hutchison Whampoa Finance Ltd. 7.45% 2017 (1)                                                   6,750          7,021
Hutchison Whampoa International Ltd. 7.00% 2011 (1)                                             5,000          5,351         .05
Wharf Capital International, Ltd. 8.875% 2004                                                   7,000          7,714         .03
                                                                                                              83,948         .35

HOUSEHOLD DURABLES  -  0.33%
Pulte Homes, Inc.:
 7.875% 2011                                                                                    3,060          3,403
 6.25% 2013                                                                                     1,000          1,000
 7.625% 2017                                                                                   12,490         13,410         .08
Toll Brothers, Inc. 6.875% 2012 (1)                                                             8,000          8,263
Toll Corp. 8.00% 2009                                                                           5,443          5,579         .06
Boyds Collection, Ltd., Series B, 9.00% 2008                                                    8,886          8,886         .04
MDC Holdings, Inc. 7.00% 2012                                                                   7,600          7,638         .03
Centex Corp. 4.75% 2008                                                                         7,500          7,515         .03
K. Hovnanian Enterprises, Inc. 10.50% 2007                                                      5,000          5,475         .02
DR Horton, Inc. 10.50% 2005                                                                     5,000          5,400         .02
Ryland Group 8.00% 2006                                                                         5,000          5,225         .02
Kaufman and Broad Home Corp. 9.625% 2006                                                        3,000          3,111         .01
Salton/Maxim Housewares, Inc. 10.75% 2005                                                       1,375          1,354
Salton, Inc. 12.25% 2008                                                                          600            597         .01
Lennar Crop. 5.95% 2013                                                                         1,000            983         .01
                                                                                                              77,839         .33

COMMUNICATIONS EQUIPMENT  -  0.32%
Motorola, Inc.:
 6.75% 2006                                                                                    17,000         17,893
 8.00% 2011                                                                                    25,625         27,355
 5.22% 2097                                                                                    14,506          9,792         .23
Nortel Networks Ltd. 6.125% 2006                                                               23,500         20,210         .09
                                                                                                              75,250         .32

AIRLINES  -  0.24%
Northwest Airlines, Inc.:
 8.375% 2004                                                                                   15,425         11,954
 8.52% 2004                                                                                    13,850         10,734
 7.625% 2005                                                                                    5,600          3,836
 8.875% 2006                                                                                    4,400          2,772
 9.875% 2007                                                                                   24,500         15,435         .19
Delta Air Lines, Inc.:
 7.70% 2005                                                                                     2,000          1,461
 2.09% 2008 (1)  (6)  (9)                                                                       3,300          3,300
 7.90%  2009                                                                                    6,000          3,905         .03
Continental Airlines, Inc.:
 MBIA insured, 2.32% 2009 (1)  (6)                                                              2,000          2,007
 2000-1 Pass Through Trusts, Class C-1, 8.499% 2012 (9)                                         4,517          2,259         .02
United Air Lines, Inc. 9.00% 2003 (7)                                                           8,000            460         .00
Jet Equipment Trust, Series 1995-B, 10.91% 2014 (1)  (7)                                        4,750             48         .00
                                                                                                              58,171         .24

PAPER & FOREST PRODUCTS  -  0.21%
Scotia Pacific Co. LLC, Series B:
 Class A-2, 7.11% 2028 (9)                                                                     15,800         11,411
 Class A-3, 7.71% 2028                                                                         20,125         12,880         .10
Georgia-Pacific Corp.:
 7.50% 2006                                                                                     4,000          3,780
 8.125% 2011                                                                                    8,085          7,398
Fort James Corp. 6.625% 2004                                                                    2,600          2,587         .06
Weyerhaeuser Co. 6.125% 2007                                                                   10,000         10,677         .04
Pindo Deli Finance Mauritius Ltd. 10.25% 2002 (10)                                              4,000            720         .01
                                                                                                              49,453         .21

GAS UTILITIES  -  0.17%
NiSource Finance Corp.
 7.50% 2003                                                                                    24,000         24,505
 7.625% 2005                                                                                   15,000         16,111         .17
                                                                                                              40,616         .17

AEROSPACE & DEFENSE  -  0.10%
BAE SYSTEMS 2001 Asset Trust, Series 2001:  (1)  (9)
 Class B, 7.156% 2011                                                                           7,186          7,561
 Class G, MBIA insured, 6.664% 2013                                                             4,898          5,267         .05
TRW Inc. 7.75% 2029                                                                             9,500         11,265         .05
                                                                                                              24,093         .10

OTHER INDUSTRIES  -  0.78%
Xerox Capital (Europe) PLC 5.875% 2004                                                         16,000         15,840
Xerox Corp. 7.15% 2004                                                                          5,000          4,950         .09
Owens-Brockway Glass Container Inc. 8.875% 2009                                                13,000         13,260
Owens-Illinois, Inc.:
 8.10% 2007                                                                                       750            737
 7.50% 2010                                                                                       750            696         .06
ArvinMeritor, Inc.
 6.625% 2007                                                                                    8,750          8,750
 8.75% 2012                                                                                     2,225          2,370
Meritor Automotive, Inc. 6.80% 2009                                                             3,000          2,955         .06
John Deere Capital Corp. 3.90% 2008                                                            14,000         14,040         .06
Compaq Computer Corp. 6.20% 2003                                                               12,500         12,625         .05
Equistar Chemicals, LP 8.50% 2004                                                               7,500          7,352
Lyondell Chemical Co. 9.50% 2008 (1)                                                            4,500          4,073         .05
TFM, SA de CV:
 10.25% 2007                                                                                    1,150          1,026
 11.75% 2009                                                                                    2,235          2,039
 12.50% 2012                                                                                    2,875          2,767
 12.50% 2012 (1)                                                                                1,730          1,665         .03
Atlas Air, Inc., Series 1998-1, Class A, 7.38% 2018 (9)                                        10,346          7,121         .03
Levi Strauss & Co.:
 6.80% 2003                                                                                     2,800          2,828
 12.25% 2012 (1)                                                                                4,175          4,175         .03
Fairchild Semiconductor Corp. 10.50% 2009                                                       5,600          6,244         .03
Kansas City Southern Railway Co. 7.50% 2009                                                     5,750          6,081         .03
Dow Chemical Co. 5.00% 2007                                                                     5,000          5,088         .02
Burns Philp Capital Pty Ltd. 9.75% 2012 (1)                                                     5,250          5,066         .02
Technical Olympic USA, Inc. 9.00% 2010 (1)                                                      5,000          4,825         .02
Kellogg Co.:
 6.00% 2006                                                                                     3,000          3,240
 6.60% 2011                                                                                     1,250          1,403         .02
ON Semiconductor Corp. 12.00% 2008 (1)                                                          5,000          4,106         .02
AGCO Corp. 9.50% 2008                                                                           3,500          3,710         .02
Gruma, SA de CV 7.625% 2007                                                                     3,510          3,519         .01
Tekni-Plex, Inc., Series B, 12.75% 2010                                                         3,850          3,465         .01
Hyundai Semiconductor America, Inc. 8.625% 2007 (1)                                             4,860          3,212         .01
State of California Dept. of Water Resources, Power Supply
Revenue Bonds, Series 2002-E, 4.33% 2006                                                        3,000          3,030         .01
Stoneridge, Inc. 11.50% 2012                                                                    2,825          2,853         .01
Terex Corp.:
 9.25% 2011                                                                                     1,000            925
 Class B, 10.375% 2011                                                                          2,000          1,925         .01
Kraft Foods Inc. 6.25% 2012                                                                     2,540          2,813         .01
Amazon.com, Inc. 0%/10.00% 2008 (8)                                                             2,500          2,588         .01
Ball Corp., Series A, 6.875% 2012 (1)                                                           2,500          2,553         .01
Del Monte Corp. 8.625% 2012 (1)                                                                 2,000          2,070         .01
Amkor Technology, Inc. 9.25% 2006                                                               2,000          1,900         .01
NMHG Holding Co. 10.00% 2009                                                                    1,500          1,545         .01
Aurora Foods Inc.:
 Series B, 9.875% 2007                                                                          1,461            562
 Series D, 9.875% 2007                                                                          2,347            904         .01
Electronic Data Systems Corp. 7.125% 2009                                                       1,205          1,249         .01
Computer Associates International Inc. 6.25% 2003                                               1,000          1,005         .00
Micron Technology, Inc. 6.50% 2005 (1)                                                          1,000            865         .00
                                                                                                             186,015         .78


COLLATERALIZED MORTGAGE-/ASSET-BACKED OBLIGATIONS (9) -  2.26%
Green Tree Financial Corp.:
 Series 1993-2, Class B, 8.00% 2018                                                            14,000         12,423
 Series 1995-4, Class B-2, 7.70% 2025                                                           1,900            797
 Series 1995-3, Class B-2, 8.10% 2025                                                          16,121          6,453
 Series 1995-2, Class B-2, 8.80% 2026                                                          11,457          2,407
 Series 1996-2, Class B-2, 7.90% 2027                                                          12,950          2,448
 Series 1996-10, Class B-2, 7.74% 2028                                                          8,369            758
 Series 1997-8, Class B-2, 7.75% 2028                                                           6,393            890
 Series 1997-1, Class B-2, 7.76% 2028                                                           9,781          1,763
 Series 1997-2, Class B-2, 8.05% 2028                                                           3,280            266
 Series 1998-4, Class B-2, 8.11% 2028                                                           6,470            930
 Series 1997-6, Class B-2, 7.75% 2029                                                          10,611          2,085
 Series 1998-3, Class B-2, 8.07% 2030                                                           4,723             85
Conseco Finance Home Loan Trust, Series 1999-G, Class B-2, 10.96% 2029                         18,188          9,087
Conseco Finance Home Equity Loan Trust, Series 2000-A,
Class BV-2, 4.17% 2031 (6)                                                                      9,350          8,385         .20
MMCA Auto Owner Trust:
 Series 2002-1, Class A-3, 4.15% 2006                                                           7,500          7,688
 Series 2001-4, Class B, 4.84% 2008                                                             9,293          9,590
 Series 2002-4, Class B, 3.82% 2009                                                            10,000          9,926
 Series 2002-1, Class C, 6.20% 2010                                                             7,781          7,801         .15
Metris Master Trust:  (6)
 Series 2001-1, Class A, 1.581% 2007                                                            4,250          4,119
 Series 2001-1, Class B, 2.161% 2007                                                            1,000            601
 Series 2001-4, Class B, 2.761% 2008                                                            3,000          1,991
 Series 2000-3, Class A, 1.621% 2009                                                           14,428         12,882
 Series 2001-2, Class A, 1.681% 2009                                                            3,500          3,158         .10
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026 (1)                                    21,198         22,433         .10
CS First Boston Mortgage Securities Corp.:
 Series 2001-CK6, Class A-1, 4.393% 2006                                                        3,484          3,613
 Series 2001-CF2, Class A-2, 5.935% 2034                                                        8,635          9,330
 Series 1998-C1, Class A-1A, 6.26% 2040                                                         8,762          9,315         .09
GS Mortgage Securities Corp. II, Series 1998-C1, Class D, 7.21% 2030 (6)                       20,000         21,471         .09
Merrill Lynch Mortgage Investors, Inc.:
 Series 1995-C3, Class A-3, 7.111% 2025 (6)                                                     7,082          7,260
 Series 1999-C1, Class A-2, 7.56% 2031                                                         11,750         13,542         .09
GMAC Commercial Mortgage Securities, Inc., Series 1997-C2, Class E, 7.624% 2029                20,750         20,205         .08
Bear Stearns Commercial Mortgage Securities Inc.:
 Series 2002-HOME, Class A, 1.98% 2013 (1)(6)                                                   4,420          4,416
 Series 1999-C1, Class X, interest only, 1.167% 2031 (1)  (6)                                  83,864          4,584
 Series 2001-TOP2, Class A-2, 6.48% 2035                                                        7,665          8,639         .08
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust,
Series 1998-C2, 6.28% 2035                                                                     15,163         16,193         .07
U.S. Airways Pass Through Trust, MBIA insured:
 Series 2000-1, Class G, 8.11% 2017                                                             4,237          4,322
 Series 2000-3, Class G, 7.89% 2020                                                             3,324          3,452
 Series 2001-1, 7.076% 2022                                                                     7,619          7,812         .07
AmSouth Auto Trust, Series 2000-1, Class C, 7.44% 2007                                         14,260         14,947         .06
PRIME Capital Hurricane Ltd. 7.89% 2004 (1)  (6)                                               12,500         12,563         .05
CPS Auto Trust, Series 2002-C, Class A-2, XLCA insured, 3.52% 2009 (1)                         12,500         12,540         .05
Deutsche Mortgage & Asset Receiving Corp., Series 1998-C1, Class A-1, 6.22% 2031               11,586         11,944         .05
MBNA Master Credit Card Trust II:
 Series 1999-D, Class C, 6.95% 2008 (1)                                                         4,700          5,127
 Series 2000-H, Class B, 1.97% 2013 (6)                                                         5,000          5,023         .04
Consumer Credit Reference Index Securities Program Trust, Series 2002-2A: (1)
 6.52% 2007 (6)                                                                                 5,000          4,930
 10.421% 2007                                                                                   5,000          5,161         .04
Morgan Stanley Dean Witter Capital I Trust, Class A-1:
 Series 2002-HQ, 4.59% 2034                                                                     6,070          6,291
 Series 2003-TOP9, 3.98% 2036                                                                   3,000          3,002         .04
Mediterranean Re PLC 7.255% 2005 (1)  (6)                                                       9,000          9,000         .04
First USA Credit Card Master Trust, Class C: (1)  (6)
 Series 1997-4, 2.366% 2010                                                                     6,500          6,329
 Series 1998-6, 6.16% 2011                                                                      2,000          2,137         .04
Pass-through Amortizing Credit Card Trusts, Series 2002-1: (1)
 Class A-2FX, 4.685% 2012                                                                       4,835          4,895
 Class A-3FX, 6.298% 2012                                                                       3,223          3,259         .03
WFS Financial 2002-3 Owner Trust, Class A-4, 3.50% 2010                                         8,000          8,151         .03
AESOP Funding II LLC, Series 2002-A, Class A-1, AMBAC insured, 3.85% 2006 (1)                   7,925          8,117         .03
NeHi, Inc. 5.526% 2003 (1)  (6)                                                                 8,000          8,078         .03
Banco Itau SA, XLCA insured, 2.505% 2007 (1)  (6)                                               7,300          7,227         .03
California Infrastructure and Economic Development Bank, Special
Purpose Trust, PG&E-1, Series 1997-1, Class A-7, 6.42% 2008                                     6,500          7,053         .03
PNC Mortgage Securities Corp., Series 1998-10, Class 1-B1, 6.50% 2028 (1)                       6,630          6,879         .03
Residential Reinsurance 2001 Ltd. 6.416% 2004 (1)  (6)                                          6,000          6,088
Residential Reinsurance 2002 Ltd. 6.714% 2005 (1)  (6)                                            500            505         .03
Tobacco Settlement Financing Corp., Series 2001-A, 6.36% 2025                                   6,453          6,448         .03
PIONEER 2002 Ltd., Class D Series, 3.16% 2006 (1)  (6)                                          6,000          5,977         .03
Morgan Stanley Capital I, Inc., Series 1998-WF2, Class A-1, 6.34% 2030                          5,460          5,847         .02
America West Airlines, Inc., Series 2000-1, Class G, AMBAC insured, 8.057% 2022                 5,469          5,787         .02
Structured Asset Securities Corp., Class A: (1)  (6)
 Series 1998-RF2, 8.517% 2027                                                                   1,127          1,218
 Series 1998-RF1, 8.718% 2027                                                                     869            955
 Series 1999-BC1, Class M-2, 2.653% 2029                                                        3,078          3,079         .02
Educational Enhancement Funding Corp. Tobacco Settlement Bonds,
Series 2002-A, 6.72% 2025                                                                       5,000          5,092         .02
AmeriCredit Automobile Receivables Trust, Series 2002-C, Class A-4,
FSA insured, 3.55% 2009                                                                         5,000          5,015         .02
SLM Private Credit Student Loan Trust, Series 2002-A, Class A-2, 1.96% 2030 (6)                 5,000          5,003         .02
First Nationwide Trust, Series 1999-2, Class 1PA-1, 6.50% 2029                                  4,692          4,815         .02
Rental Car Finance Corp.:  (1)
 Series 1997-1, Class C-2, 2.30% 2005  (6)                                                      2,000          1,992
 Series 1999-1A, Class D, 7.10% 2007                                                            2,500          2,536         .02
Chase Commercial Mortgage Securities Corp., Series 1998-1,
Class A-1, 6.34% 2030                                                                           4,253          4,491         .02
Chevy Chase Auto Receivables Trust, Series 2001-2, Class B, 5.16% 2008                          4,332          4,474         .02
Santa Barbara Bank & Trust Automobile Loan Securitization Corp.,
Series 2001-A, Class A, 6.13% 2007 (1)                                                          4,013          4,115         .02
Madison Avenue Manufactured Housing Contract Trust, Series 2002-A,
Class M-1, 2.803% 2032 (6)                                                                      4,000          4,000         .02
Residential Funding Mortgage Securities I, Inc., Series 1998-S17,
Class M-1, 6.75% 2028                                                                           3,797          3,900         .02
Continental Airlines, Inc.:
 Series 1998-3, Class C-1, 7.08% 2004                                                             514            257
 Series 2001-1, Class B, 7.373% 2017                                                            6,000          3,600         .02
Providian Master Trust, Series 2000-1, Class C, 2.52% 2009 (1)  (6)                             4,000          3,851         .02
Metropolitan Asset Funding, Inc., Series 1998-A, Class B-1, 7.728% 2014 (1)                     4,669          3,642         .02
Jet Equipment Trust: (1)(7)
 Series 1995-B, Class A, 7.63% 2015                                                             3,222          1,450
 Series 1995-A, Class B, 8.64% 2015                                                             7,790            818
 Series 1995-B, Class C, 9.71% 2015                                                             5,500            660
 Series 1995-A, Class C, 10.69% 2015                                                            5,000            650         .02
GE Capital Mortgage Services, Inc., Series 1994-9, Class A-9, 6.50% 2024                        3,218          3,245         .01
Delta Air Lines, Inc., Series 1992-A2, 9.20% 2014                                               5,000          3,100         .01
Nebhelp Trust, Student Loan Interest Margin Securities, Series 1998-1,
Class A, MBIA insured, 6.68% 2016 (1)                                                           2,572          2,842         .01
Capital One Master Trust, Series 1999-1, Class C, 6.60% 2007 (1)                                2,500          2,627         .01
Seawest Securitization LLC, Series 2002-A, Class A-2,
XCLA insured, 2.58% 2008 (1)                                                                    2,500          2,502         .01
Financial Asset Securitization, Inc., Series 1997-NAM1, Class B-1, 7.75% 2027                   2,288          2,343         .01
NextCard Credit Card Master Notes Trust, Series 2001-1A,
Class A, 1.67% 2007 (1)  (6)                                                                    2,535          2,282         .01
Holmes Financing (No. 3) PLC, Series 1, Class C, 2.576% 2040 (6)                                1,750          1,749         .01
Security National Mortgage Loan Trust, Series 2001-3A, Class A-2, 5.37% 2014  (1)               1,680          1,745         .01
United Air Lines, Inc., Series 1996-A2, 7.87% 2019 (7)                                          5,000          1,100         .00
Northwest Airlines, Inc., Series 1999-3, Class G, 7.935% 2020                                     928            995         .00
NPF XII, Inc.:  (1)(3)(7)
 Series 1999-3, Class B, 2.389% 2003  (6)                                                       3,000             30
 Series 2001-1A, Class A,  1.989% 2004                                                          5,000            500
 Series 2001-3A, Class A,  5.52% 2007                                                           1,000            100         .00
SMA Finance Co., Inc., Series 1998-C1, Class A-1, 6.27% 2032 (1)                                  220            220         .00
DLJ Mortgage Acceptance Corp., Series 1997-CF1, Class A-1A, 7.40% 2030 (1)                        206            207         .00
                                                                                                             537,625        2.26


FFEDERAL AGENCY OBLIGATIONS: MORTGAGE PASS-THROUGHS (9) -  2.35%
Freddie Mac:
 5.00% 2018-2033                                                                               95,000         96,464
 5.50% 2018 - 2033                                                                             77,500         79,555
 6.00% 2032 - 2033                                                                             47,308         48,818
 8.50% 2008 - 2010                                                                              1,270          1,379
 9.00% 2007                                                                                       788            844
 11.00% 2018                                                                                    1,220          1,383         .96
Government National Mortgage Assn.:
 5.50% 2017                                                                                    12,673         13,236
 6.00% 2033                                                                                    36,835         38,280
 7.00% 2022 - 2031                                                                             16,687         17,779
 7.50% 2017 - 2030                                                                             39,110         42,056
 8.00% 2017 - 2023                                                                              5,266          5,787
 8.50% 2017 - 2021                                                                              1,490          1,649
 9.00% 2016 - 2027                                                                             28,679         31,857
 9.50% 2009 - 2021                                                                              2,625          2,923
 10.00% 2020 - 2025                                                                            18,223         20,885         .73
Fannie Mae:
 5.00% 2018                                                                                    15,000         15,224
 5.50% 2016 - 2018                                                                             42,175         43,659
 6.00% 2016 - 2033                                                                             26,997         28,050
 6.50% 2031 - 2032                                                                             35,970         37,534
 7.00% 2016 - 2031                                                                             20,868         22,041
 7.50% 2023 - 2031                                                                              4,765          5,088
 8.00% 2024                                                                                       903            993
 9.00% 2010                                                                                     1,027          1,125
 9.50% 2022                                                                                     1,413          1,584
 10.00% 2018 - 2025                                                                             2,737          3,084         .66
                                                                                                             561,277        2.35

FEDERAL AGENCY OBLIGATIONS: COLLATERALIZED MORTGAGE OBLIGATIONS (9) -  0.23%
Fannie Mae:
 Series 2002-W7, Class A-2, 4.80% 2022                                                         13,000         13,126
 Series 2001-4, Class GA, 10.105% 2025 (6)                                                      4,321          4,859
 Series 2001-4, Class NA, 11.739% 2025 (6)                                                        369            445
 Series 2002-W3, Class A-5, 7.50% 2028                                                          4,254          4,555
 Series 2001-20, Class E, 9.598% 2031 (6)                                                       4,460          4,907
 Series 2001-T10, Class A-1, 7.00% 2041                                                         5,096          5,417
 Series 2001-50, Class BA, 7.00% 2041                                                           8,161          8,612
 Series 2002-W1, Class 2A, 7.50% 2042                                                           9,409         10,132         .22
Freddie Mac:
 Series 178, Class Z, 9.25% 2021                                                                  556            575
 Series 2289-NB, 11.103% 2022 (6)                                                               1,000          1,176         .01
                                                                                                              53,804         .23

OTHER FEDERAL AGENCY OBLIGATIONS  -  0.64%
Freddie Mac 4.25% 2005                                                                         75,000         78,724         .33
Fannie Mae:
 6.50% 2004                                                                                     8,000          8,587
 4.75% 2007                                                                                    12,000         12,496
 6.75% 2028                                                                                    20,000         20,003
 7.25% 2030                                                                                    11,750         14,592         .24
Federal Home Loan Bank Bonds 4.125% 2004                                                       16,460         17,126         .07
                                                                                                             151,528         .64


GOVERNMENT & GOVERNMENTAL AUTHORITIES  (EXCLUDING U.S.) -  0.40%
United Mexican States Government Eurobonds, Global:
 8.625% 2008                                                                                    5,000          5,748
 8.375% 2011                                                                                    3,000          3,338
 7.50% 2012                                                                                     4,310          4,544
 6.375% 2013                                                                                    7,500          7,346
 11.375% 2016                                                                                  19,684         25,963
 8.125% 2019                                                                                    4,580          4,695
 8.30% 2031                                                                                     1,965          2,012         .22
Panama (Republic of):
 Interest Reduction Bond 5.00% 2014 (6)                                                           344            305
 10.75% 2020                                                                                    1,250          1,406
 9.375% 2023                                                                                      328            334
 8.875% 2027                                                                                   11,500         11,644
 9.375% 2029                                                                                    5,000          5,438         .08
Philippines (Republic of) 8.875% 2008                                                           6,000          6,270         .03
Russian Federation 5.00% 2030 (6)                                                               4,770          3,920         .02
Brazil (Federal Republic of), Debt Conversion Bond, Series L, Bearer,
2.625% 2012 (6)                                                                                 5,000          2,900         .01
State of Qatar 9.75% 2030                                                                       2,000          2,520         .01
Dominican Republic 9.50% 2006 (1)                                                               2,135          2,290         .01
Banque Centrale de Tunisie 7.375% 2012                                                          1,500          1,594         .01
El Salvador (Republic of) 7.75% 2023 (1)                                                        1,250          1,289         .01
Venezuela (Republic of):
 Eurobond 2.313% 2007 (6)                                                                         595            436
 9.25% 2027                                                                                       915            581         .00
                                                                                                              94,573         .40

DEVELOPMENT AUTHORITIES  -  0.02%
Corporacion Andina de Fomento 6.875% 2012                                                       4,000          4,055         .02

U.S. TREASURY NOTES & BONDS  -  5.65%
 7.25% May 2004                                                                               160,000        171,845
 7.50% February 2005                                                                           25,000         27,872
 6.75% May 2005                                                                               510,000        565,371
 5.75% November 2005                                                                          249,500        274,066
 3.831% January 2007 (11)                                                                      37,190         40,334
 4.375% May 2007                                                                               50,000         53,204
 4.034% January 2008  (11)                                                                    123,444        135,788
 6.00% August 2009                                                                             29,000         33,301
 10.00% May 2010                                                                               20,000         23,517
 5.00% February 2011                                                                            9,000          9,772
 8.875% August 2017                                                                            10,025         14,513        5.65
                                                                                                           1,349,583        5.65

Miscellaneous  -  0.05%
Other bonds & notes in initial period of acquisition                                           13,500         12,823         .05

Total bonds & notes (cost: $8,628,234,000)                                                                 8,130,672       34.08





Short-term securities

FEDERAL AGENCY DISCOUNT NOTES  -  7.60%
Federal Home Loan Bank 1.235%-1.43% due 2/5-4/11/2003 (12)                                    743,232        742,565        3.11
Freddie Mac 1.21%-1.29% due 2/4-5/2/2003                                                      563,064        562,050        2.35
Fannie Mae 1.225%-1.705% due 2/7-4/30/2003                                                    456,676        455,917        1.91
Federal Farm Credit Banks 1.25%-1.265% due 3/5-3/18/2003 (12)                                  54,518         54,444         .23

                                                                                                           1,814,976        7.60

CORPORATE SHORT-TERM NOTES  -  4.16%
Corporate Asset Funding Co. Inc. 1.25%-1.54% due 2/5-4/14/2003 (1)                            121,500        121,323         .51
Edison Asset Securitization 1.25%-1.56% due 3/12-4/21/2003 (1) (12)                            80,000         79,815
General Electric Capital Corp. 1.32% due 2/3/2003                                              38,460         38,456         .50
Triple-A One Funding Corp. 1.28%-1.30% due 2/14-4/10/2003 (1)                                  93,608         93,499         .39
Receivables Capital Corp. 1.27%-1.30% due 2/19-4/3/2003 (1)                                    63,093         63,002         .36
Enterprise Funding Corp. 1.28% due 3/17/2003 (1)                                               21,998         21,963
Preferred Receivables Funding Corp. 1.26% due 2/21-3/3/2003 (1)                                70,500         70,438         .30
Kraft Foods Inc. 1.30%-1.32% due 2/5-2/26/2003                                                 69,695         69,652         .29
American Express Credit Corp. 1.25%-1.27% due 3/19-4/2/2003 (12)                               55,000         54,886         .23
Merck & Co. Inc. 1.24%-1.26% due 2/11-3/7/2003                                                 52,660         52,617         .22
Wells Fargo & Co. 1.29% due 3/5/2003                                                           50,000         49,941         .21
Executive Jet Inc. 1.32%-1.33% due 2/4-2/12/2003 (1)                                           42,600         42,588         .18
Schering Corp. 1.27%-1.29% due 2/6-2/24/2003                                                   35,300         35,276         .15
Archer Daniels Midland Co. 1.31% due 2/25/2003 (1)                                             29,500         29,473         .12
Pfizer Inc 1.29% due 2/26/2003 (1)                                                             29,000         28,973         .12
Minnesota Mining and Manufacturing Co. 1.25% due 3/12/2003                                     28,300         28,261         .12
American General Finance Corp. 1.50% due 2/3/2003                                              25,000         24,997         .10
Private Export Funding Corp. 1.70% due 2/18/2003 (1)                                           25,000         24,979         .10
FCAR Owner Trust I 1.25% due 4/14/2003                                                         25,000         24,933         .10
Harley-Davidson Funding Corp. 1.25%-1.26% due 2/5-3/4/2003 (1)                                 21,750         21,736         .09
Colgate-Palmolive Co. 1.25% due 2/28/2003 (1)                                                  16,200         16,184         .07
                                                                                                             992,992        4.16

CERTIFICATES OF DEPOSIT  -  0.22%
Wells Fargo & Co. 1.28% due 3/14/2003                                                          40,000         40,000         .17
State Street Bank & Trust 1.32% due 2/20/2003                                                  13,000         13,000         .05
                                                                                                              53,000         .22

U.S. TREASURIES  -  0.10%
U.S. Treasury Bills 1.395% due 2/6/2003                                                        25,000         24,994         .10


Total short-term securities (cost: $2,885,950,000)                                                         2,885,962       12.08


Total investment securities (cost: $25,359,569,000)                                                       24,215,133      101.46
New Taiwanese Dollar (cost: $2,997,000)                                                    NT$104,784          3,036         .01
Other assets less liabilities                                                                               (351,750)      (1.47)

Net assets                                                                                               $23,866,419     100.00%


(1) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.
(2) Security did not produce income during the last 12 months.
(3) Valued under fair value procedures adopted by authority of the Board of Directors.
(4) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(5) The fund owns 11.85% and 7.42% of the outstanding voting securities of Wilshire Financial Services Group Inc. and
    Clarent Hospital Corp., respectively, and thus is considered an affiliate of these companies under the Investment
    Company Act of 1940.
(6) Coupon rate may change periodically.
(7) Company not making interest payments; bankruptcy proceedings pending.
(8) Step bond; coupon rate will increase at a later date.
(9) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made.  Therefore, the effective maturities are shorter than the stated maturities.
(10) Company did not make principal payment upon scheduled maturity date; reorganization pending.
(11) Index-linked bond whose principal amount moves with a government retail price index.
(12) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

ADR = American Depositary Receipts

See Notes to Financial Statements


Equity securities added
   since July 31, 2002

Allied Capital
Australian Stock Exchange
BCE
Capital One Financial
Cia. Vale do Rio Doce
E.ON
Federal Signal
GATX
HBOS
Kinder Morgan Energy Partners
Lincoln National
MDU Resources Group
Merck
Micron Technology
NTL Europe
Pfizer
Public Storage
Schering-Plough
Svenska Handelsbanken
Temple-Inland
Tyco International
Volkswagen
Xerox
ZiLOG

Equity securities eliminated
    since July 31, 2002

Alliance & Leicester
AOL Time Warner
Brambles Industries
Computer Associates
CSX
Georgia-Pacific
GKN
Hellenic Telecommunications Organization
IAC Capital Trust
Irish Life & Permanent
Kimberly-Clark de Mexico
Land Securities
Leap Wireless International
NTELOS
Potlatch
Price Communications
Southern
TRW
TXI Capital Trust
Vitesse Semiconductor

Financial statements

Statement of assets and liabilities                                                                               (unaudited)
at January 31, 2003                                               (dollars and shares in thousands, except per-share amounts)

Assets:
 Investment securities at market:
  Unaffiliated issuers (cost: $25,331,377)                                                 $24,206,920
  Affiliated issuers (cost: $28,192)                                                             8,213          $24,215,133
 Cash denominated in non-U.S. currencies
  (cost: $2,997)                                                                                                      3,036
 Cash                                                                                                                14,700
 Receivables for:
  Sales of investments                                                                          94,820
  Sales of fund's shares                                                                       101,121
  Dividends and interest                                                                       171,499              367,440
                                                                                                                 24,600,309
Liabilities:
 Payables for:
  Purchases of investments                                                                     692,405
  Repurchases of fund's shares                                                                  24,048
  Investment advisory services                                                                   5,196
  Services provided by affiliates                                                               11,175
  Deferred Directors' compensation                                                                 956
  Other fees and expenses                                                                          110              733,890
Net assets at January 31, 2003                                                                                  $23,866,419

Net assets consist of:
 Capital paid in on shares of capital stock                                                                     $25,221,673
 Undistributed net investment income                                                                                191,059
 Accumulated net realized loss                                                                                     (402,358)
 Net unrealized depreciation                                                                                     (1,143,955)
Net assets at January 31, 2003                                                                                  $23,866,419

Total authorized capital stock - 3,000,000 shares, $.001 par value
                                                                                                  Shares      Net asset value
                                                                       Net assets            outstanding         per share (1)

Class A                                                               $21,098,806              1,484,262               $14.22
Class B                                                                 1,261,776                 89,194                14.15
Class C                                                                 1,057,485                 74,833                14.13
Class F                                                                   266,989                 18,800                14.20
Class 529-A                                                                54,848                  3,861                14.21
Class 529-B                                                                16,050                  1,132                14.18
Class 529-C                                                                25,413                  1,792                14.18
Class 529-E                                                                 2,916                    205                14.19
Class 529-F                                                                   264                     19                14.21
Class R-1                                                                     625                     44                14.19
Class R-2                                                                  16,259                  1,147                14.18
Class R-3                                                                  28,507                  2,008                14.20
Class R-4                                                                   8,356                    588                14.21
Class R-5                                                                  28,125                  1,978                14.22

(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for classes A and 529-A, for which the maximum offering prices per share were $15.08 for each.


See Notes to Financial Statements


Statement of operations                                                                                            (unaudited)
for the six months ended January 31, 2003                                                               (dollars in thousands)

Investment income:
 Income:
  Interest                                                                                     $391,184
  Dividends (net of non-U.S. withholding
            tax of $3,656; also includes
            $680 from affiliates)                                                               253,517             $644,701

 Fees and expenses:
  Investment advisory services                                                                   31,136
  Distribution services                                                                          33,814
  Transfer agent services                                                                         8,628
  Administrative services                                                                         1,080
  Reports to shareholders                                                                           199
  Registration statement and prospectus                                                             786
  Postage, stationery and supplies                                                                  830
  Directors' compensation                                                                            43
  Auditing and legal                                                                                 80
  Custodian                                                                                         641
  State and local taxes                                                                               1
  Other                                                                                              62
  Total expenses before reimbursement                                                            77,300
   Reimbursement of expenses                                                                         35               77,265
 Net investment income                                                                                               567,436

Net realized loss and unrealized
 appreciation on investments
 and non-U.S. currency:
 Net realized loss on:
  Investments                                                                                  (389,817)
  Non-U.S. currency transactions                                                                   (200)            (390,017)
 Net unrealized appreciation on:
  Investments                                                                                    18,255
  Non-U.S. currency translations                                                                     14               18,269
   Net realized loss and
    unrealized appreciation
    on investments and non-U.S. currency                                                                            (371,748)
Net increase in net assets resulting
 from operations                                                                                                    $195,688



See Notes to Financial Statements





Statement of changes in net assets
(dollars in thousands)
                                                                                             Six months           Year ended
                                                                                      ended January 31,             July 31,
                                                                                                  2003*                 2002
Operations:
 Net investment income                                                                         $567,436             $974,829
 Net realized (loss) gain on investments and
  non-U.S. currency transactions                                                               (390,017)              29,524
 Net unrealized appreciation (depreciation)
  on investments and non-U.S. currency translations                                              18,269           (2,479,293)
  Net increase (decrease) in net assets
   resulting from operations                                                                    195,688           (1,474,940)

Dividends and distributions paid to
 shareholders:
 Dividends from net investment income                                                          (571,987)          (1,050,096)
 Distributions from net realized gain
  on investments                                                                                (33,633)            (198,717)
   Total dividends and distributions paid
    to shareholders                                                                            (605,620)          (1,248,813)

Capital share transactions                                                                    3,052,896            4,062,994

Total increase in net assets                                                                  2,642,964            1,339,241

Net assets:
 Beginning of period                                                                         21,223,455           19,884,214
 End of period (including undistributed
  net investment income: $191,059 and $195,610,
  respectively)                                                                             $23,866,419          $21,223,455

*Unaudited

See Notes to Financial Statements

Notes to financial statements (unaudited)


1. Organization and significant accounting policies

Organization - The Income Fund of America, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks current income while secondarily striving for capital growth through investments in stocks and fixed-income securities.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund's share classes are described below:

---------------------------------------------------------------------------------------------------------
      Share class       Initial sales charge Contingent deferred sales         Conversion feature
                                               charge upon redemption
---------------------------------------------------------------------------------------------------------
---------------------------------------------                           ---------------------------------
  Classes A and 529-A       Up to 5.75%                 None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes B and 529-B         None           Declines from 5%               Classes B and 529-B
                                             to zero                        convert to
                                             for redemptions within         classes A and 529-A,
                                             six years of                   respectively, after
                                             purchase                       eight years

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
        Class C                 None         1% for redemptions within    Class C converts to Class F
                                                one year of purchase             after 10 years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Class 529-C               None         1% for redemptions within                None
                                                one year of purchase
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Class 529-E               None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes F and 529-F           None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Classes R-1, R-2, R-3,          None                    None                          None
      R-4 and R-5
---------------------------------------------------------------------------------------------------------


Holders of all share classes have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Security valuation - Equity securities are valued at the last reported sale price on the broadest and most representative exchange or market on which such securities are traded, as determined by the fund's investment adviser, as of the close of business or, lacking any sales, at the last available bid price. Fixed-income securities are valued at prices obtained from a pricing service. However, where the investment adviser deems it appropriate, they will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by authority of the fund's Board of Directors.

Security transactions and related investment income - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Non-U.S. currency translation - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect at the end of the reporting period. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

2.       Non-U.S. investments

Investment risk - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

Taxation - Dividend and interest income is recorded net of non-U.S. taxes paid.

3. Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

Distributions - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of securities within 30 days of purchase; unrealized appreciation of certain investments in non-U.S. securities and cost of investments sold. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. As of January 31, 2003, the cost of investment securities and cash denominated in non-U.S. currencies for federal income tax purposes was $25,377,030,000.

As of January 31, 2003, the components of distributable earnings on a tax basis were as follows:


                                                                                               (dollars in thousands)
Undistributed net investment income and currency gains
                                                                                                             $198,896
Accumulated short-term capital losses
                                                                                                            (190,850)
Accumulated long-term capital losses                                                                        (201,165)
Gross unrealized appreciation on investment securities
                                                                                                            1,502,083
Gross unrealized depreciation on investment securities                                                    (2,660,944)

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

                                       Distributions from ordinary income
                                                               Short-term       Distributions from   Total distributions
Share class(1)                      Net investment income   capital gains  long-term capital gains                  paid
Six months ended January 31, 2003
Class A                                         $ 524,262               -                 $ 30,127             $ 554,389
Class B                                            22,080               -                    1,620                23,700
Class C                                            17,717               -                    1,345                19,062
Class F                                             5,194               -                      340                 5,534
Class 529-A                                           910               -                       63                   973
Class 529-B                                           225               -                       19                   244
Class 529-C                                           382               -                       30                   412
Class 529-E                                            42               -                        3                    45
Class 529-F                                             1               -                       -*                     1
Class R-1                                               7               -                        1                     8
Class R-2                                             154               -                       16                   170
Class R-3                                             178               -                       18                   196
Class R-4                                              90               -                       11                   101
Class R-5                                             745               -                       40                   785
Total                                           $ 571,987               -                 $ 33,633             $ 605,620


Year ended July 31, 2002
Class A                                       $ 1,007,745               -                $ 191,617           $ 1,199,362
Class B                                            23,194               -                    4,250                27,444
Class C                                            14,345               -                    2,257                16,602
Class F                                             4,225               -                      593                 4,818
Class 529-A                                           265               -                        -                   265
Class 529-B                                            59               -                        -                    59
Class 529-C                                           119               -                        -                   119
Class 529-E                                             7               -                        -                     7
Class R-2                                               1               -                        -                     1
Class R-3                                               1               -                        -                     1
Class R-5                                             135               -                        -                   135
Total                                         $ 1,050,096               -                $ 198,717           $ 1,248,813

* Amount less than one thousand.
(1) Class 529-A, 529-B, 529-C, 529-E and 529-F shares were offered beginning February 15, 2002. Class R-1, R-2, R-3,
    R-4 and R-5 shares were offered beginning May 15, 2002.


4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors ("AFD"), the principal underwriter of the fund's shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.250% on the first $500 million of daily net assets and decreasing to 0.129% on such assets in excess of $44 billion. The agreement also provides for monthly fees, accrued daily, of 2.25% of the fund's monthly gross investment income. For the six months ended January 31, 2003, the investment advisory services fee was equivalent to an annualized rate of 0.279% of average daily net assets.

Class-specific fees and expenses - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

         Distribution services - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the Board of Directors has approved expense amounts lower than plan limits.

         ------------------------------------------------ ----------------------------- -----------------------------
         Share class                                       Currently approved limits            Plan limits
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class A                                                     0.25%                         0.25%
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class 529-A                                                  0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes B and 529-B                                          1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes C, 529-C and R-1                                     1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class R-2                                                    0.75                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes 529-E and R-3                                        0.50                          0.75
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes F, 529-F and R-4                                     0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------

         All share classes may use up to 0.25% of these expenses to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

         For classes A and 529-A, the Board of Directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. Each class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of January 31, 2003, there were no unreimbursed expenses which remain subject to reimbursement for Class A or for Class 529-A.

         Transfer agent services - The fund has a transfer agent agreement with AFS for Class A and B shares. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

         Administrative services - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all classes of shares other than classes A and
         B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. During the start-up period for classes R-1, R-2, R-3 and R-4, CRMC has voluntarily agreed to pay a portion of these fees. Each 529 share class is subject to an additional annual administrative fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Administrative services fees are presented gross of any payments made by CRMC.

         Expenses under the agreements described above for the six months ended January 31, 2003, were as follows (dollars in thousands):

         ----------------------------------------------------------------------
           Share class     Distribution    Transfer agent     Administrative
                             services         services           services
         ----------------------------------------------------------------------
             Class A          $24,330          $8,167         Not applicable
         ----------------------------------------------------------------------
         ----------------------------------------------------------------------
             Class B           4,964             461          Not applicable
         ----------------------------------------------------------------------
         ----------------------------------------------------------------------
             Class C           4,030           Included           $725
                                                 in
                                           administrative
                                              services
         ----------------------------------------------------------------------
         ----------------------------------------------------------------------
             Class F            257              Included          181
                                                   in
                                             administrative
                                                services
         ----------------------------------------------------------------------
         ----------------------------------------------------------------------

           Class 529-A          31               Included          49
                                                   in
                                             administrative
                                                services
         ----------------------------------------------------------------------
         ----------------------------------------------------------------------

           Class 529-B           52              Included          16
                                                   in
                                             administrative
                                                services
         ----------------------------------------------------------------------
         ----------------------------------------------------------------------

           Class 529-C           90              Included          26
                                                   in
                                             administrative
                                                services
         ----------------------------------------------------------------------
         ----------------------------------------------------------------------

           Class 529-E           4               Included           2
                                                   in
                                             administrative
                                                services

         ----------------------------------------------------------------------
         ----------------------------------------------------------------------

           Class 529-F           -*              Included          -*
                                                   in
                                             administrative
                                                services
         ----------------------------------------------------------------------
         ----------------------------------------------------------------------

            Class R-1            2               Included           3
                                                   in
                                             administrative
                                                services
         ----------------------------------------------------------------------
         ----------------------------------------------------------------------

            Class R-2            26              Included          43
                                                   in
                                             administrative
                                                services
         ----------------------------------------------------------------------
         ----------------------------------------------------------------------

            Class R-3            23              Included          17
                                                   in
                                             administrative
                                                services
         ----------------------------------------------------------------------
         ----------------------------------------------------------------------

            Class R-4            5               Included           4
                                                   in
                                             administrative
                                                services
         ----------------------------------------------------------------------
         ----------------------------------------------------------------------

            Class R-5     Not applicable         Included          14
                                                   in
                                             administrative
                                                services

         ----------------------------------------------------------------------
         ----------------------------------------------------------------------

              Total           $33,814          $8,628             $1,080
         -----------------=====================================================
         *Amount less than one thousand.


Deferred Directors' compensation - Since the adoption of the deferred compensation plan in 1993, Directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors' fees in the accompanying financial statements include the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

Affiliated officers and Directors - Officers and certain Directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Directors received any compensation directly from the fund.

5. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):




                                                                                  Reinvestments of
                                                                                    dividends and
                                              Sales (2)                             distributions

Share class (1)                       Amount            Shares                 Amount            Shares
Six months ended January 31, 2003
Class A                               $2,867,631           201,647              $ 484,738            34,101
Class B                                  521,389            36,750                 20,532             1,449
Class C                                  504,975            35,639                 16,470             1,164
Class F                                  137,705             9,672                  4,542               320
Class 529-A                               30,776             2,160                    972                68
Class 529-B                                9,587               673                    244                17
Class 529-C                               13,765               968                    412                29
Class 529-E                                1,918               135                     45                 2
Class 529-F                                  263                19                      1                -*
Class R-1                                    492                34                      8                -*
Class R-2                                 17,961             1,262                    170                12
Class R-3                                 31,291             2,183                    196                14
Class R-4                                  9,460               685                    101                 7
Class R-5                                  7,349               510                    329                23
Total net increase
   (decrease) in fund                $ 4,154,562           292,337              $ 528,760            37,206


                                               Repurchases(2)                         Net increase

                                            Amount            Shares              Amount          Shares

Class A                               $ (1,464,552)         (103,488)        $ 1,887,817         132,260
Class B                                    (62,791)           (4,478)            479,130          33,721
Class C                                    (64,764)           (4,615)            456,681          32,188
Class F                                    (27,717)           (1,959)            114,530           8,033
Class 529-A                                   (840)              (59)             30,908           2,169
Class 529-B                                   (163)              (12)              9,668             678
Class 529-C                                   (597)              (42)             13,580             955
Class 529-E                                    (29)               (2)              1,934             135
Class 529-F                                     -*                -*                 264              19
Class R-1                                      (34)               (2)                466              32
Class R-2                                   (2,692)             (189)             15,439           1,085
Class R-3                                   (3,710)             (260)             27,777           1,937
Class R-4                                   (1,428)             (104)              8,133             588
Class R-5                                   (1,109)              (78)              6,569             455
Total net increase
   (decrease) in fund                 $ (1,630,426)         (115,288)        $ 3,052,896         214,255




                                                                                      Reinvestments of
                                                                                        dividends and
                                                     Sales(2)                           distributions

                                           Amount            Shares                 Amount            Shares

Year ended July 31, 2002
Class A                              $ 4,014,525           254,045            $ 1,046,600            66,915
Class B                                  667,318            42,284                 23,902             1,531
Class C                                  623,811            39,565                 14,509               930
Class F                                  168,245            10,662                  4,063               259
Class 529-A                               26,537             1,683                    265                17
Class 529-B                                7,163               454                     59                 4
Class 529-C                               13,275               838                    119                 8
Class 529-E                                1,093                70                      7                -*
Class R-1                                    176                12                      -                 -
Class R-2                                    995                68                      1                -*
Class R-3                                  1,090                73                      1                -*
Class R-4                                      1                -*                      -                 -
Class R-5                                 23,743             1,540                    135                 9
Total net increase
   (decrease) in fund                $ 5,547,972           351,294            $ 1,089,661            69,673



                                                  Repurchases(2)                         Net increase

                                            Amount            Shares              Amount          Shares

Class A                              $ (2,441,845)         (156,045)        $ 2,619,280         164,915
Class B                                   (58,671)           (3,834)            632,549          39,981
Class C                                   (49,716)           (3,273)            588,604          37,222
Class F                                   (23,525)           (1,521)            148,783           9,400
Class 529-A                                  (136)               (8)             26,666           1,692
Class 529-B                                   (64)               (4)              7,158             454
Class 529-C                                  (130)               (9)             13,264             837
Class 529-E                                   (10)               -*               1,090              70
Class R-1                                      (1)               -*                 175              12
Class R-2                                     (87)               (6)                909              62
Class R-3                                     (30)               (2)              1,061              71
Class R-4                                       -                 -                   1              -*
Class R-5                                    (424)              (26)             23,454           1,523
Total net increase
   (decrease) in fund                $ (2,574,639)         (164,728)        $ 4,062,994         256,239


* Amount less than one thousand.
(1) Class 529-A, 529-B, 529-C, 529-E and 529-F shares were offered beginning February 15, 2002. Class R-1, R-2, R-3, R-4 and R-5 shares were offered beginning May 15, 2002.
(2) Includes exchanges between share classes of the fund.


6. Restricted securities

The fund has invested in certain securities for which resale may be limited to qualified buyers or which are otherwise restricted. These securities are identified in the investment portfolio. As of January 31, 2003, the total value of restricted securities was $2,105,865,000, which represents 8.82% of the net assets of the fund.

7. Investment transactions and other disclosures

The fund made purchases and sales of investment securities, excluding short-term securities, of $6,571,986,000 and $3,143,218,000, respectively, during the six months ended January 31, 2003.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the six months ended January 31, 2003, the custodian fee of $641,000 includes $41,000 that was offset by this reduction, rather than paid in cash.




Financial Highlights (1)

                                                          Income (loss) from investment operations(3)
                                                                                 Net
                                           Net asset                   (losses)gains
                                              value,           Net     on securities       Total from
                                           beginning    investment    (both realized       investment
                                           of period        income    and unrealized)      operations
Class A:
 Six months ended 1/31/2003 (2)               $14.49          $.37             $(.24)            $.13
 Year ended 7/31/2002                          16.44           .74             (1.73)            (.99)
 Year ended 7/31/2001                          15.43           .83              1.46             2.29
 Year ended 7/31/2000                          17.51           .88             (1.28)            (.40)
 Year ended 7/31/1999                          18.25           .88               .45             1.33
 Year ended 7/31/1998                          18.59           .85              1.11             1.96
Class B:
 Six months ended 1/31/2003 (2)                14.42           .31              (.24)             .07
 Year ended 7/31/2002                          16.39           .61             (1.73)           (1.12)
 Year ended 7/31/2001                          15.39           .72              1.46             2.18
 Period from 3/15/2000 to 7/31/2000            14.93           .24               .41              .65
Class C:
 Six months ended 1/31/2003 (2)                14.41           .31              (.25)             .06
 Year ended 7/31/2002                          16.37           .59             (1.71)           (1.12)
 Period from 3/15/2001 to 7/31/2001            15.85           .21               .48              .69
Class F:
 Six months ended 1/31/2003 (2)                14.47           .36              (.24)             .12
 Year ended 7/31/2002                          16.44           .71             (1.73)           (1.02)
 Period from 3/15/2001 to 7/31/2001            15.89           .27               .48              .75
Class 529-A:
 Six months ended 1/31/2003 (2)                14.48           .36              (.24)             .12
 Period from 2/15/2002 to 7/31/2002            15.76           .31             (1.20)            (.89)
Class 529-B:
 Six months ended 1/31/2003 (2)                14.46           .30              (.24)             .06
 Period from 2/19/2002 to 7/31/2002            15.63           .25             (1.06)            (.81)
Class 529-C:
 Six months ended 1/31/2003 (2)                14.46           .30              (.24)             .06
 Period from 2/19/2002 to 7/31/2002            15.63           .25             (1.06)            (.81)
Class 529-E:
 Six months ended 1/31/2003 (2)                14.47           .33              (.24)             .09
 Period from 2/25/2002 to 7/31/2002            15.81           .27             (1.23)            (.96)
Class 529-F:
 Period from 9/17/2002 to 1/31/2003 (2)        14.11           .28               .01              .29
Class R-1:
 Six months ended 1/31/2003 (2)                14.47           .32              (.25)             .07
 Period from 6/17/2002 to 7/31/2002            15.65           .06             (1.24)           (1.18)
Class R-2:
 Six months ended 1/31/2003 (2)                14.48           .31              (.25)             .06
 Period from 5/31/2002 to 7/31/2002            16.26           .09             (1.69)           (1.60)
Class R-3:
 Six months ended 1/31/2003 (2)                14.48           .34              (.24)             .10
 Period from 6/4/2002 to 7/31/2002             16.09           .09             (1.51)           (1.42)
Class R-4:
 Six months ended 1/31/2003 (2)                14.49           .36              (.24)             .12
 Period from 6/27/2002 to 7/31/2002            15.25           .08              (.84)            (.76)
Class R-5:
 Six months ended 1/31/2003 (2)                14.49           .38              (.24)             .14
 Period from 5/15/2002 to 7/31/2002            16.31           .15             (1.77)           (1.62)



                                                Dividends and distributions

                                           Dividends
                                           (from net    Distributions           Total          Net asset
                                          investment    (from capital   dividends and         value, end            Total
                                              income)           gains)  distributions          of period         return(4)
Class A:
 Six months ended 1/31/2003 (2)                $(.38)           $(.02)          $(.40)            $14.22             .82%
 Year ended 7/31/2002                           (.80)            (.16)           (.96)             14.49            (6.35)
 Year ended 7/31/2001                           (.80)            (.48)          (1.28)             16.44            15.53
 Year ended 7/31/2000                           (.87)            (.81)          (1.68)             15.43            (2.08)
 Year ended 7/31/1999                           (.88)           (1.19)          (2.07)             17.51             7.79
 Year ended 7/31/1998                           (.82)           (1.48)          (2.30)             18.25            11.32
Class B:
 Six months ended 1/31/2003 (2)                 (.32)            (.02)           (.34)             14.15              .54
 Year ended 7/31/2002                           (.69)            (.16)           (.85)             14.42            (7.14)
 Year ended 7/31/2001                           (.70)            (.48)          (1.18)             16.39            14.77
 Period from 3/15/2000 to 7/31/2000             (.19)               -            (.19)             15.39             4.33
Class C:
 Six months ended 1/31/2003 (2)                 (.32)            (.02)           (.34)             14.13              .44
 Year ended 7/31/2002                           (.68)            (.16)           (.84)             14.41            (7.17)
 Period from 3/15/2001 to 7/31/2001             (.17)               -            (.17)             16.37             4.35
Class F:
 Six months ended 1/31/2003 (2)                 (.37)            (.02)           (.39)             14.20              .86
 Year ended 7/31/2002                           (.79)            (.16)           (.95)             14.47            (6.56)
 Period from 3/15/2001 to 7/31/2001             (.20)               -            (.20)             16.44             4.71
Class 529-A:
 Six months ended 1/31/2003 (2)                 (.37)            (.02)           (.39)             14.21              .83
 Period from 2/15/2002 to 7/31/2002             (.39)               -            (.39)             14.48            (5.83)
Class 529-B:
 Six months ended 1/31/2003 (2)                 (.32)            (.02)           (.34)             14.18              .42
 Period from 2/19/2002 to 7/31/2002             (.36)               -            (.36)             14.46            (5.40)
Class 529-C:
 Six months ended 1/31/2003 (2)                 (.32)            (.02)           (.34)             14.18              .41
 Period from 2/19/2002 to 7/31/2002             (.36)               -            (.36)             14.46            (5.40)
Class 529-E:
 Six months ended 1/31/2003 (2)                 (.35)            (.02)           (.37)             14.19              .67
 Period from 2/25/2002 to 7/31/2002             (.38)               -            (.38)             14.47            (6.24)
Class 529-F:
 Period from 9/17/2002 to 1/31/2003 (2)         (.17)            (.02)           (.19)             14.21             2.09
Class R-1:
 Six months ended 1/31/2003 (2)                 (.33)            (.02)           (.35)             14.19              .47
 Period from 6/17/2002 to 7/31/2002                -                -               -              14.47            (7.54)
Class R-2:
 Six months ended 1/31/2003 (2)                 (.34)            (.02)           (.36)             14.18              .52
 Period from 5/31/2002 to 7/31/2002             (.18)               -            (.18)             14.48            (9.95)
Class R-3:
 Six months ended 1/31/2003 (2)                 (.36)            (.02)           (.38)             14.20              .70
 Period from 6/4/2002 to 7/31/2002              (.19)               -            (.19)             14.48            (8.90)
Class R-4:
 Six months ended 1/31/2003 (2)                 (.38)            (.02)           (.40)             14.21              .83
 Period from 6/27/2002 to 7/31/2002                -                -               -              14.49            (4.98)
Class R-5:
 Six months ended 1/31/2003 (2)                 (.39)            (.02)           (.41)             14.22             1.01
 Period from 5/15/2002 to 7/31/2002             (.20)               -            (.20)             14.49            (9.99)





                                                             Ratio of          Ratio of
                                             Net assets,     expenses        net income
                                           end of period   to average        to average
                                            (in millions)  net assets        net assets
Class A:
 Six months ended 1/31/2003 (2)                  $21,099         .62%   (6)       5.15% (6)
 Year ended 7/31/2002                             19,585          .61              4.66
 Year ended 7/31/2001                             19,519          .62              5.18
 Year ended 7/31/2000                             18,102          .63              5.52
 Year ended 7/31/1999                             23,012          .59              4.99
 Year ended 7/31/1998                             22,113          .59              4.75
Class B:
 Six months ended 1/31/2003 (2)                    1,262         1.39   (6)        4.38 (6)
 Year ended 7/31/2002                                800         1.37              3.88
 Year ended 7/31/2001                                254         1.38              4.15
 Period from 3/15/2000 to 7/31/2000                   29          .52              1.73
Class C:
 Six months ended 1/31/2003 (2)                    1,057         1.48   (6)        4.29 (6)
 Year ended 7/31/2002                                614         1.48              3.77
 Period from 3/15/2001 to 7/31/2001                   89          .62              1.28
Class F:
 Six months ended 1/31/2003 (2)                      267          .72   (6)        5.05 (6)
 Year ended 7/31/2002                                156          .73              4.52
 Period from 3/15/2001 to 7/31/2001                   22          .31              1.58
Class 529-A:
 Six months ended 1/31/2003 (2)                       55          .73   (6)        5.05 (6)
 Period from 2/15/2002 to 7/31/2002                   24          .37              2.02
Class 529-B:
 Six months ended 1/31/2003 (2)                       16         1.60   (6)        4.18 (6)
 Period from 2/19/2002 to 7/31/2002                    7          .71              1.62
Class 529-C:
 Six months ended 1/31/2003 (2)                       25         1.59   (6)        4.18 (6)
 Period from 2/19/2002 to 7/31/2002                   12          .70              1.63
Class 529-E:
 Six months ended 1/31/2003 (2)                        3         1.06   (6)        4.71 (6)
 Period from 2/25/2002 to 7/31/2002                    1          .45              1.79
Class 529-F:
 Period from 9/17/2002 to 1/31/2003 (2)             - (5)         .30              1.95
Class R-1:
 Six months ended 1/31/2003 (2)                        1         1.50 (6,7)        4.41 (6)
 Period from 6/17/2002 to 7/31/2002                 - (5)         .18   (7)         .42
Class R-2:
 Six months ended 1/31/2003 (2)                       16         1.46 (6,7)        4.37 (6)
 Period from 5/31/2002 to 7/31/2002                    1          .24   (7)         .66
Class R-3:
 Six months ended 1/31/2003 (2)                       29         1.07 (6,7)        4.69 (6)
 Period from 6/4/2002 to 7/31/2002                     1          .17   (7)         .61
Class R-4:
 Six months ended 1/31/2003 (2)                        8          .72 (6,7)        5.01 (6)
 Period from 6/27/2002 to 7/31/2002                 - (5)         .03   (7)         .52
Class R-5:
 Six months ended 1/31/2003 (2)                       28          .40   (6)        5.36 (6)
 Period from 5/15/2002 to 7/31/2002                   22          .09               .97


                                                     Six months ended                                 Year ended July 31
                                                     January 31, 2003(2)                    2002    2001      2000    1999     1998

Portfolio turnover rate for all classes of shares                 16%                        36%     44%       35%     44%      35%


(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Unaudited.
(3) Years ended 1999 and 1998 are based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
(4) Total returns exclude all sales charges, 'including contingent deferred sales charges.
(5) Amount less than 1 million.
(6) Annualized.
(7) During the start-up period for this class, CRMC voluntarily agreed to pay a portion of the fees relating to transfer agent services. Had CRMC not paid such fees, expense ratios would have been 2.84%, 2.29%, 1.16% and .74% for classes R-1, R-2, R-3 and
    R-4, respectively, during the six months ended January 31, 2003 and .32%, .29%, .19%, and 5.11% for classes R-1, R-2, R-3 and
    R-4, respectively, during the period ended July 31, 2002. Such expense ratios are the result of higher expenses during the start-up period and are not indicative of expense ratios expected in the future.



OTHER SHARE CLASS RESULTS (UNAUDITED)

Class B, Class C, Class F, and Class 529
Returns for periods ended December 31, 2002 (the most recent calendar quarter):

                                                                                                    ONE YEAR       LIFE OF CLASS
CLASS B SHARES
     Reflecting applicable contingent deferred sales charge (CDSC), maximum of
         5%, payable only if shares are sold
         within six years of purchase                                                             - 9.65%            +3.15%(1)
     Not reflecting CDSC                                                                          - 5.12%            +4.43%(1)

CLASS C SHARES
     Reflecting CDSC, maximum of 1%, payable only if shares
         are sold within one year of purchase                                                     - 6.14%           - 0.97%(2)
     Not reflecting CDSC                                                                          - 5.24%           - 0.97%(2)

CLASS F SHARES3
     Not reflecting annual asset-based fee charged by sponsoring firm                             - 4.57%           - 0.23%(2)

CLASS 529-A SHARES
     Reflecting 5.75% maximum sales charge                                                         --               - 9.68%(4)
     Not reflecting maximum sales charge                                                           --               - 4.18%(4)

CLASS 529-B SHARES
     Reflecting applicable CDSC, maximum of 5%, payable only
         if shares are sold within six years of purchase                                           --               - 8.64%(5)
     Not reflecting CDSC                                                                           --               - 4.06%(5)

CLASS 529-C SHARES
     Reflecting CDSC, maximum of 1%, payable only if shares
         are sold within one year of purchase                                                      --               - 4.99%(5)
     Not reflecting CDSC                                                                           --               - 4.07%(5)

CLASS 529-E SHARES3
     Total return                                                                                  --               - 4.74%(6)

CLASS 529-F SHARES
     Results for Class 529-F shares are not shown because of the brief time between their initial sales and the end of the period.

(1) Average annual compound return from March 15, 2000, when Class B shares were first sold.
(2) Average annual compound return from March 15, 2001, when Class C and Class F shares were first sold.
(3) These shares are sold without any initial or contingent deferred sales charge.
(4) Total return from February 15, 2002, when Class 529-A shares were first sold.
(5) Total return from February 19, 2002, when Class 529-B and Class 529-C shares were first sold.
(6) Total return from February 25, 2002, when Class 529-E shares were first sold.



OFFICE OF THE FUND
One Market
Steuart Tower, Suite 1800
Mailing address: P.O. Box 7650
San Francisco, CA 94120-7650

INVESTMENT ADVISER
Capital Research and
Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

TRANSFER AGENT FOR SHAREHOLDER ACCOUNTS
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

CUSTODIAN OF ASSETS
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

COUNSEL
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, CA 90071-2371

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two California Plaza
350 South Grand Avenue
Los Angeles, CA 90071-3462

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406



There are several ways to invest in The Income Fund of America. Class A shares are subject to a 5.75% maximum up-front sales charge that declines for accounts of $25,000 or more. Other share classes, which are generally not available for certain employer-sponsored retirement plans, have no up-front sales charges but are subject to additional annual expenses and fees. Annual expenses for Class B shares were 0.76% higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge (CDSC) of up to 5% that declines over time. Class C shares were subject to annual expenses 0.87% higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had higher annual expenses (by 0.12%) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the fund. As a result, dividends and investment results will differ for each share class.

FOR INFORMATION ABOUT YOUR ACCOUNT OR ANY OF THE FUND'S SERVICES, OR FOR A PROSPECTUS FOR ANY OF THE AMERICAN FUNDS, PLEASE CONTACT YOUR FINANCIAL ADVISER. YOU MAY ALSO CALL AMERICAN FUNDS SERVICE COMPANY AT 800/421-0180 OR VISIT US AT AMERICANFUNDS.COM ON THE WORLD WIDE WEB. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

This report is for the information of shareholders of The Income Fund of America, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after March 31, 2003, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.



[logo - American Funds(R)]

The right choice for the long termSM

WHAT MAKES AMERICAN FUNDS DIFFERENT?

For more than 70 years, we have followed a consistent philosophy that we firmly believe is in our investors' best interests. The range of opportunities offered by our family of just 29 carefully conceived, broadly diversified funds has attracted over 20 million shareholder accounts.

Our unique combination of strengths includes these five factors:

o  A LONG-TERM, VALUE-ORIENTED APPROACH
   Rather than follow fads, we rely on our own research to find well-managed companies.

o  AN UNPARALLELED GLOBAL RESEARCH EFFORT
   American Funds draws on one of the industry's most globally integrated research networks.

o  THE MULTIPLE PORTFOLIO COUNSELOR SYSTEM
   Every American Fund is divided among a number of portfolio counselors. Each takes responsibility for a portion independently, within each fund's objectives; in most cases, research analysts manage a portion as well. Over time this method has contributed to a consistency of results and continuity of management.

o  EXPERIENCED INVESTMENT PROFESSIONALS
   The recent market decline was not the first for most of the portfolio counselors who serve the American Funds. Nearly 70% of them were in the investment business before the sharp market decline of 1987.

o  A COMMITMENT TO LOW OPERATING EXPENSES
   American Funds' operating expenses are among the lowest in the mutual fund industry. Our portfolio turnover rates are low as well, keeping transaction costs and tax consequences contained.

29 MUTUAL FUNDS, CONSISTENT PHILOSOPHY, CONSISTENT RESULTS

GROWTH FUNDS
AMCAP Fund(R)
EuroPacific Growth Fund(R)
The Growth Fund of America(R)
The New Economy Fund(R)
New Perspective Fund(R)
New World FundSM
SMALLCAP World Fund(R)

GROWTH-AND-INCOME FUNDS
American Mutual Fund(R)
Capital World Growth and Income FundSM
Fundamental InvestorsSM
The Investment Company of America(R)
Washington Mutual Investors FundSM

EQUITY-INCOME FUNDS
Capital Income Builder(R)
The Income Fund of America(R)

BALANCED FUND
American Balanced Fund(R)

BOND FUNDS
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund(R)
Intermediate Bond Fund of America(R)
U.S. Government Securities FundSM

TAX-EXEMPT BOND FUNDS
American High-Income Municipal Bond Fund(R)
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America(R)

STATE-SPECIFIC TAX-EXEMPT FUNDS
The Tax-Exempt Fund of California(R)
The Tax-Exempt Fund of Maryland(R)
The Tax-Exempt Fund of Virginia(R)

MONEY MARKET FUNDS
The Cash Management Trust of America(R)
The Tax-Exempt Money Fund of AmericaSM
The U.S. Treasury Money Fund of AmericaSM

THE CAPITAL GROUP COMPANIES

American Funds
Capital Research and Management
Capital International
Capital Guardian
Capital Bank and Trust

Lit. No. IFA-013-0303

Litho in USA BAG/GRS/6102

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